UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22819

ETFis Series Trust I
(Exact name of registrant as specified in charter)

1540 Broadway, 16th Floor
New York, NY 10036
(Address of principal executive offices) (Zip code)

ETFis Series Trust I

c/o Corporation Service Company

2711 Centerville Road, Suite 400

Wilmington, DE 19808
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 593-4383

Date of fiscal year end: October 31

Date of reporting period: April 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

ETFis Series Trust I

INFRACAP REIT PREFERRED ETF

VIRTUS INFRACAP U.S. PREFERRED STOCK ETF

VIRTUS LIFESCI BIOTECH CLINICAL TRIALS ETF

VIRTUS LIFESCI BIOTECH PRODUCTS ETF

VIRTUS NEWFLEET MULTI-SECTOR BOND ETF

VIRTUS PRIVATE CREDIT STRATEGY ETF

VIRTUS REAL ASSET INCOME ETF

VIRTUS WMC GLOBAL FACTOR OPPORTUNITIES ETF

INFRACAP MLP ETF

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect at any time to receive not only shareholder reports but also other communications such as prospectuses from the Fund electronically, or you alternatively may elect to receive all future shareholder reports in paper free of charge. Please contact your financial intermediary to make your request and to determine whether an election made with the financial intermediary will apply to all funds in which you own shares through that intermediary.

SEMI-ANNUAL REPORT
April 30, 2020

Shareholder Letter (unaudited)

June 2020

Dear Shareholder:

On behalf of Virtus ETF Advisers LLC (the “Adviser”), I am pleased to present the shareholder report for the ETFis Series Trust I (the “Trust”) for the semiannual fiscal period ended April 30, 2020.

The Adviser is part of Virtus Investment Partners, a distinctive partnership of boutique investment managers singularly committed to the long-term success of individual and institutional investors.

The report provides financial statements and portfolio information for the following funds within the Trust:

•InfraCap REIT Preferred ETF (PFFR)

•Virtus InfraCap U.S. Preferred Stock ETF (PFFA)

•Virtus LifeSci Biotech Clinical Trials ETF (BBC)

•Virtus LifeSci Biotech Products ETF (BBP)

•Virtus Newfleet Multi-Sector Bond ETF (NFLT)

•Virtus Private Credit Strategy ETF (VPC)

•Virtus Real Asset Income ETF (VRAI)

•Virtus WMC Global Factor Opportunities ETF (VGFO)

•InfraCap MLP ETF (AMZA)

Over the months of March and April 2020, many investors faced heightened volatility. While the risks and uncertainty may continue, our commitment to the shareholders of our ETFs remains our highest priority.

On behalf of Virtus ETF Advisers LLC (the “Adviser”) and our fund Sub-Advisers, thank you for your investment. If you have questions, please contact your financial adviser, or call 1-888-383-0553. For more information about the fund and the other ETFs we offer, we invite you to visit our website, www.virtusetfs.com.

Sincerely,

William Smalley
President

ETFis Series Trust I

This material must be accompanied or preceded by the prospectus.

Portfolio Composition

April 30, 2020 (unaudited)

Asset Allocation as of 04/30/2020 (based on net assets)

InfraCap REIT Preferred ETF
Real Estate	61.5%
Financials	36.9%
Other Assets in Excess of Liabilities	1.6%
Total	100.0%

Virtus InfraCap U.S. Preferred Stock ETF
Financials	43.2%*
Real Estate	31.2%*
Energy	20.9%
Utilities	13.3%
Industrials	6.8%
Consumer Discretionary	3.4%
Communication Services	2.7%
Materials	0.2%
Common Stock	0.0%**
Liabilities in Excess of Other Assets	(21.7)%
Total	100.0%

Virtus LifeSci Biotech Clinical Trials ETF
Health Care	97.9%
Materials	0.9%
Other Assets in Excess of Liabilities	1.2%
Total	100.0%

*Amounts represent investments in particular sectors. No industry within these sectors represented more than 25% of the Fund’s total assets at the time of investment.

**Amount rounds to less than 0.05%.

Portfolio Composition (continued)

April 30, 2020 (unaudited)

Asset Allocation as of 04/30/2020 (based on net assets)

Virtus LifeSci Biotech Products ETF
Health Care	98.8%
Other Assets in Excess of Liabilities	1.2%
Total	100.0%

Virtus Newfleet Multi-Sector Bond ETF
Corporate Bonds	37.1%
Foreign Bonds	24.3%
U.S. Government Securities	10.4%
Term Loans	10.2%
Mortgage Backed Securities	9.0%
Asset Backed Securities	4.9%
Exchange Traded Funds	2.2%
Municipal Bonds	1.7%
Warrant	0.1%
Common Stock	0.0%*
Money Market Fund	0.8%
Liabilities in Excess of Other Assets	(0.7)%
Total	100.0%

Virtus Private Credit Strategy ETF
Financials	58.2%
Closed-End Fund	38.1%
Other Assets in Excess of Liabilities	3.7%
Total	100.0%

*Amount rounds to less than 0.05%.

Portfolio Composition (continued)

April 30, 2020 (unaudited)

Asset Allocation as of 04/30/2020 (based on net assets)

Virtus Real Asset Income ETF
Energy	32.5%
Real Estate	30.7%
Materials	16.7%
Utilities	8.5%
Communication Services	5.1%
Industrials	1.1%
Consumer Staples	0.9%
Other Assets in Excess of Liabilities	4.5%
Total	100.0%

Virtus WMC Global Factor Opportunities ETF
Information Technology	22.2%
Health Care	17.5%
Financials	13.1%
Consumer Discretionary	11.4%
Industrials	10.2%
Consumer Staples	8.5%
Communication Services	7.8%
Energy	3.2%
Materials	3.2%
Utilities	1.7%
Real Estate	0.6%
Other Assets in Excess of Liabilities	0.6%
Total	100.0%

InfraCap MLP ETF
Energy	121.3%
Purchased Option	0.6%
Written Options	0.0%*
Liabilities in Excess of Other Assets	(21.9)%
Total	100.0%

*Amount rounds to less than 0.05%.

Shareholder Expense Examples (unaudited)

We believe it is important for you to understand the impact of costs on your investment. All funds have operating expenses. As a shareholder of the InfraCap REIT Preferred ETF, Virtus InfraCap U.S. Preferred Stock ETF, Virtus LifeSci Biotech Clinical Trials ETF, Virtus LifeSci Biotech Products ETF, Virtus Newfleet Multi-Sector Bond ETF, Virtus Private Credit Strategy ETF, Virtus Real Asset Income ETF, Virtus WMC Global Factor Opportunities ETF and InfraCap MLP ETF (each, a “Fund”) you may incur two types of costs: (1) transaction costs, which include brokerage commissions that you pay when purchasing or selling shares of a Fund; and (2) ongoing costs, which include advisory fees and other fund expenses, if any. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (November 1, 2019 to April 30, 2020).

Actual expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds.

In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/01/19	Ending Account Value 4/30/20	Annualized Expense Ratios(2)	Expenses Paid During the Period(3)
InfraCap REIT Preferred ETF
Actual	$1,000.00	$831.50	0.45%	$2.05
Hypothetical(1)	$1,000.00	$1,022.63	0.45%	$2.26
Virtus InfraCap U.S. Preferred Stock ETF
Actual	$1,000.00	$690.40	0.80%	$3.36
Hypothetical(1)	$1,000.00	$1,020.89	0.80%	$4.02
Virtus LifeSci Biotech Clinical Trials ETF
Actual	$1,000.00	$1,334.00	0.79%	$4.58
Hypothetical(1)	$1,000.00	$1,020.93	0.79%	$3.97
Virtus LifeSci Biotech Products ETF
Actual	$1,000.00	$1,155.81	0.79%	$4.23
Hypothetical(1)	$1,000.00	$1,020.93	0.79%	$3.97
Virtus Newfleet Multi-Sector Bond ETF
Actual	$1,000.00	$955.20	0.60%(4)	$2.92
Hypothetical(1)	$1,000.00	$1,021.88	0.60%(4)	$3.02
Virtus Private Credit Strategy ETF
Actual	$1,000.00	$723.22	0.75%	$3.21
Hypothetical(1)	$1,000.00	$1,021.13	0.75%	$3.77
Virtus Real Asset Income ETF
Actual	$1,000.00	$779.20	0.55%	$2.43
Hypothetical(1)	$1,000.00	$1,022.13	0.55%	$2.77
Virtus WMC Global Factor Opportunities ETF
Actual	$1,000.00	$906.43	0.49%	$2.32
Hypothetical(1)	$1,000.00	$1,022.43	0.49%	$2.46
InfraCap MLP ETF
Actual	$1,000.00	$450.50	0.95%	$3.43
Hypothetical(1)	$1,000.00	$1,020.14	0.95%	$4.77

1Assuming 5% return before expenses.

2Annualized expense ratios reflect expenses net of waived fees or reimbursed expenses, if applicable.

3Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 182/366 (to reflect the six-month period).

4The annualized ratio reflects the Fund’s prior expense limitation of 0.80% and current expense limitation of 0.49% effective January 1, 2020.

Schedule of Investments — InfraCap REIT Preferred ETF

April 30, 2020 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

PREFERRED STOCKS - 98.4%

Financials - 36.9%
AG Mortgage Investment Trust, Inc., Series C, 8.00%	10,695	$119,998
AGNC Investment Corp., Series C, 7.00%	30,228	695,244
AGNC Investment Corp., Series D, 6.88%	21,856	485,422
AGNC Investment Corp., Series E, 6.50%	37,434	840,393
Annaly Capital Management, Inc., Series D, 7.50%	42,783	1,046,900
Annaly Capital Management, Inc., Series F, 6.95%	66,964	1,508,029
Annaly Capital Management, Inc., Series G, 6.50%	39,527	867,618
Annaly Capital Management, Inc., Series I, 6.75%	41,155	924,341
Apollo Global Management, Inc., Series A, 6.38%	25,576	668,301
Apollo Global Management, Inc., Series B, 6.38%	27,902	715,686
Arch Capital Group Ltd., Series F, 5.45%	30,692	764,845
Capstead Mortgage Corp., Series E, 7.50%	24,017	535,339
Chimera Investment Corp., Series A, 8.00%	13,486	262,438
Chimera Investment Corp., Series B, 8.00%	30,228	535,640
Chimera Investment Corp., Series C, 7.75%	24,181	426,795
Chimera Investment Corp., Series D, 8.00%	18,601	327,564
Exantas Capital Corp., 8.63%	11,161	130,249
Invesco Mortgage Capital, Inc., Series A, 7.75%	13,020	213,137
Invesco Mortgage Capital, Inc., Series B, 7.75%	14,416	228,494
Invesco Mortgage Capital, Inc., Series C, 7.50%	26,739	424,080
MFA Financial, Inc., 8.00%	9,550	184,601
MFA Financial, Inc., Series B, 7.50%	18,601	316,403
New Residential Investment Corp., Series A, 7.50%	14,830	285,774
New Residential Investment Corp., Series B, 7.13%	27,002	490,086
New York Mortgage Trust, Inc., Series D, 8.00%	14,237	247,439
PennyMac Mortgage Investment Trust, Series A, 8.13%	10,695	214,756
PennyMac Mortgage Investment Trust, Series B, 8.00%	18,136	367,798
Ready Capital Corp., 6.20%	9,772	161,727
Two Harbors Investment Corp., Series A, 8.13%	13,713	285,230
Two Harbors Investment Corp., Series B, 7.63%	27,410	541,347
Two Harbors Investment Corp., Series C, 7.25%	28,099	536,410
Two Harbors Investment Corp., Series E, 7.50%	19,042	393,789
Total Financials		15,745,873

Real Estate - 61.5%
American Finance Trust, Inc., Series A, 7.50%	16,548	329,471
American Homes 4 Rent, Series D, 6.50%	24,995	628,624
American Homes 4 Rent, Series E, 6.35%	21,391	546,968
American Homes 4 Rent, Series F, 5.88%	14,416	339,497
American Homes 4 Rent, Series G, 5.88%	10,695	250,156
American Homes 4 Rent, Series H, 6.25%	10,695	263,632
Ashford Hospitality Trust, Inc., Series F, 7.38%	11,161	72,435
Ashford Hospitality Trust, Inc., Series G, 7.38%	14,416	92,407
Ashford Hospitality Trust, Inc., Series H, 7.50%	8,836	57,434
Ashford Hospitality Trust, Inc., Series I, 7.50%	12,555	83,616
Bluerock Residential Growth REIT, Inc., Series A, 8.25%	13,302	286,259

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Real Estate (continued)
Brookfield Property Partners LP, Series A-1, 6.50%	17,113	$367,074
Brookfield Property Partners LP, Series A2, 6.38%	23,251	499,199
Brookfield Property REIT, Inc., Series A, 6.38%	23,287	360,948
Cedar Realty Trust, Inc., Series C, 6.50%	11,626	171,367
Colony Capital, Inc., Series H, 7.13%	28,202	472,666
Colony Capital, Inc., Series I, 7.15%	33,536	549,990
Colony Capital, Inc., Series J, 7.13%	30,704	500,782
Digital Realty Trust, Inc., Series J, 5.25%	18,216	463,962
Digital Realty Trust, Inc., Series K, 5.85%	19,531	515,228
Diversified Healthcare Trust, 5.63%	33,208	604,718
Diversified Healthcare Trust, 6.25%	23,251	438,746
EPR Properties, Series G, 5.75%	13,951	260,744
Farmland Partners, Inc., Series B, 6.00%	13,886	308,408
Federal Realty Investment Trust, Series C, 5.00%	13,662	334,036
Global Net Lease, Inc., Series A, 7.25%	16,198	360,244
iStar, Inc., Series I, 7.50%	11,626	243,332
Kimco Realty Corp., Series L, 5.13%	20,926	491,761
Kimco Realty Corp., Series M, 5.25%	24,600	559,650
Monmouth Real Estate Investment Corp., Series C, 6.13%	36,505	892,182
National Retail Properties, Inc., Series F, 5.20%	32,087	778,751
National Storage Affiliates Trust, Series A, 6.00%	20,291	517,420
Office Properties Income Trust, 5.88%	28,832	658,523
Pebblebrook Hotel Trust, Series C, 6.50%	11,840	212,173
Pebblebrook Hotel Trust, Series D, 6.38%	11,840	216,080
Pebblebrook Hotel Trust, Series F, 6.30%	13,951	256,559
PS Business Parks, Inc., Series W, 5.20%	17,282	436,371
PS Business Parks, Inc., Series X, 5.25%	21,391	531,994
PS Business Parks, Inc., Series Y, 5.20%	18,216	459,408
Public Storage, Series B, 5.40%	11,094	285,116
Public Storage, Series C, 5.13%	7,243	187,376
Public Storage, Series D, 4.95%	11,770	299,664
Public Storage, Series E, 4.90%	12,675	321,692
Public Storage, Series F, 5.15%	10,140	267,088
Public Storage, Series G, 5.05%	10,865	282,599
Public Storage, Series H, 5.60%	10,322	282,720
Public Storage, Series I, 4.88%	11,911	304,445
Public Storage, Series V, 5.38%	18,642	475,930
Public Storage, Series W, 5.20%	18,831	476,048
Public Storage, Series X, 5.20%	8,148	204,107
QTS Realty Trust, Inc., Series A, 7.13%	9,952	252,283
Rexford Industrial Realty, Inc., Series C, 5.63%	8,022	195,336
Saul Centers, Inc., Series E, 6.00%	10,230	197,132
SITE Centers Corp., Series A, 6.38%	16,276	324,381
SITE Centers Corp., Series K, 6.25%	13,662	274,196
Spirit Realty Capital, Inc., Series A, 6.00%	15,711	372,036
Summit Hotel Properties, Inc., Series E, 6.25%	14,880	248,347
Sunstone Hotel Investors, Inc., Series E, 6.95%	10,695	243,311
Taubman Centers, Inc., Series J, 6.50%	17,904	405,019
Taubman Centers, Inc., Series K, 6.25%	16,102	360,685

Schedule of Investments — InfraCap REIT Preferred ETF (continued)

April 30, 2020 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Real Estate (continued)
UMH Properties, Inc., Series C, 6.75%	22,670	$535,465
Urstadt Biddle Properties, Inc., Series K, 5.88%	10,415	215,903
VEREIT, Inc., Series F, 6.70%	73,100	1,794,605
Vornado Realty Trust, Series K, 5.70%	27,902	686,389
Vornado Realty Trust, Series L, 5.40%	27,902	643,141
Vornado Realty Trust, Series M, 5.25%	29,715	663,536
Total Real Estate		26,211,365

TOTAL INVESTMENTS - 98.4%
(Cost $44,688,058)		41,957,238
Other Assets in Excess of Liabilities - 1.6%		687,761
Net Assets - 100.0%		$42,644,999

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2020.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Preferred Stocks	$41,957,238	$—	$—	$41,957,238
Total	$41,957,238	$—	$—	$41,957,238

Schedule of Investments — Virtus InfraCap U.S. Preferred Stock ETF

April 30, 2020 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

PREFERRED STOCKS - 121.7%

Communication Services - 2.7%
GCI Liberty, Inc., Series A, 7.00%	11,445	$286,125
Qwest Corp., 6.13%	19,740	443,755
Qwest Corp., 6.50%	5,300	122,960
Qwest Corp., 6.75%	8,136	194,207
Telephone and Data Systems, Inc., 5.88%	52,212	1,245,778
United States Cellular Corp., 6.95%	5,578	139,952
Total Communication Services		2,432,777

Consumer Discretionary - 3.4%
Ford Motor Co., 6.00%	116,074	1,968,615
Ford Motor Co., 6.20%	61,395	1,089,147
Total Consumer Discretionary		3,057,762

Energy - 20.9%
DCP Midstream LP, Series B, 7.88%	242,608	3,939,954
DCP Midstream LP, Series C, 7.95%	58,004	998,249
Energy Transfer Operating LP, Series C, 7.38%	28,586	599,162
Energy Transfer Operating LP, Series D, 7.63%	36,383	762,224
Energy Transfer Operating LP, Series E, 7.60%	35,232	745,157
GasLog Partners LP, Series A, 8.63% (Monaco)	93,604	1,731,674
GasLog Partners LP, Series B, 8.20% (Monaco)	78,924	1,382,149
Golar LNG Partners LP, Series A, 8.75% (United Kingdom)	13,467	279,440
Hoegh LNG Partners LP, Series A, 8.75% (Bermuda)	21,323	505,568
NuStar Energy LP, Series A, 8.50%	169,536	2,932,973
NuStar Energy LP, Series B, 7.63%	126,433	2,035,571
NuStar Energy LP, Series C, 9.00%	143,384	2,625,361
Total Energy		18,537,482

Financials - 43.2%
AG Mortgage Investment Trust, Inc., Series C, 8.00%	22,819	256,029
AGNC Investment Corp., Series D, 6.88%	15,220	338,036
AGNC Investment Corp., Series E, 6.50%	15,931	357,651
AGNC Investment Corp., Series F, 6.13%	21,876	476,022
Allied Capital Corp., 6.88%	3,142	77,136
American Equity Investment Life Holding Co., Series A, 5.95%	113,385	2,633,934
Annaly Capital Management, Inc., Series F, 6.95%	16,855	379,575
Annaly Capital Management, Inc., Series G, 6.50%	33,383	732,757
Annaly Capital Management, Inc., Series I, 6.75%	15,426	346,468
Arch Capital Group Ltd., Series E, 5.25%	19,486	469,807
ARMOUR Residential REIT, Inc., Series C, 7.00%	63,138	1,411,134
Athene Holding Ltd., Series A, 6.35%	2,480	60,190
B Riley Financial, Inc., 6.38%	29,891	628,309
BancorpSouth Bank, Series A, 5.50%	763	19,243
Capital One Financial Corp., Series I, 5.00%	15,490	359,368
Capital One Financial Corp., Series J, 4.80%*	56,812	1,256,113
Chimera Investment Corp., Series A, 8.00%	47,973	933,555
Chimera Investment Corp., Series B, 8.00%	42,859	759,461
Chimera Investment Corp., Series C, 7.75%	27,108	478,456
Chimera Investment Corp., Series D, 8.00%	67,349	1,186,016
CIT Group, Inc., Series B, 5.63%	11,668	244,095

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Financials (continued)
Compass Diversified Holdings, Series A, 7.25%	71,329	$1,604,902
Compass Diversified Holdings, Series B, 7.88%	19,093	446,203
Dynex Capital, Inc., Series C, 6.90%	2,463	56,009
Ellington Financial, Inc., 6.75%	94,411	1,795,697
Enstar Group Ltd., Series D, 7.00% (Bermuda)	36,311	903,055
Equitable Holdings, Inc., Series A, 5.25%	4,348	104,874
GMAC Capital Trust I, Series 2, 7.48%	135,056	3,045,513
Invesco Mortgage Capital, Inc., Series B, 7.75%	442	7,006
Invesco Mortgage Capital, Inc., Series C, 7.50%	51,980	824,403
MFA Financial, Inc., Series B, 7.50%	15,842	269,472
MFA Financial, Inc., Series C, 6.50%*	102,016	1,550,643
Morgan Stanley, Series L, 4.88%	12	293
National General Holdings Corp., Series B, 7.50%	104,172	2,354,287
National General Holdings Corp., Series C, 7.50%	88,042	2,038,172
New Residential Investment Corp., Series C, 6.38%	4,140	71,788
New York Community Capital Trust V, 6.00%	1,059	46,596
New York Mortgage Trust, Inc., Series B, 7.75%	22,824	428,863
New York Mortgage Trust, Inc., Series C, 7.88%	14,956	276,088
New York Mortgage Trust, Inc., Series D, 8.00%	120,145	2,088,120
New York Mortgage Trust, Inc., Series E, 7.88%	83,822	1,446,768
PennyMac Mortgage Investment Trust, Series A, 8.13%	40,288	808,983
PennyMac Mortgage Investment Trust, Series B, 8.00%	80,685	1,636,292
Synchrony Financial, Series A, 5.63%	33,373	695,493
Two Harbors Investment Corp., Series B, 7.63%	39,623	782,554
Two Harbors Investment Corp., Series C, 7.25%	87,952	1,679,004
Wells Fargo & Co., Series Z, 4.75%	22	525
Total Financials		38,364,958

Industrials - 6.8%
Atlas Corp., Series G, 8.20% (Canada)	9,186	206,593
Atlas Corp., Series H, 7.88% (Canada)	13,799	291,849
Atlas Corp., Series I, 8.00% (Canada)	99,941	1,999,819
Fortress Transportation and Infrastructure Investors LLC, Series B, 8.00%	76,707	1,572,494
Triton International Ltd., 6.88% (Bermuda)	22,865	477,879
Triton International Ltd., 7.38% (Bermuda)	67,464	1,483,533
Total Industrials		6,032,167

Materials - 0.2%
International Flavors & Fragrances, Inc., 6.00%	3,058	145,408

Real Estate - 31.2%
American Finance Trust, Inc., Series A, 7.50%	251,247	5,002,328
Ashford Hospitality Trust, Inc., Series F, 7.38%	117,648	763,535
Ashford Hospitality Trust, Inc., Series G, 7.38%	89,182	571,657
Ashford Hospitality Trust, Inc., Series H, 7.50%	106,547	692,555
Ashford Hospitality Trust, Inc., Series I, 7.50%	144,609	963,096
Braemar Hotels & Resorts, Inc., Series b, 5.50%	317,955	3,017,393
Braemar Hotels & Resorts, Inc., Series D, 8.25%	4,094	55,664
Brookfield Property Partners LP, Series A2, 6.38%	4,680	100,480

Schedule of Investments — Virtus InfraCap U.S. Preferred Stock ETF (continued)

April 30, 2020 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Real Estate (continued)
Colony Capital, Inc., Series H, 7.13%	110,402	$1,850,338
Colony Capital, Inc., Series I, 7.15%	150,167	2,462,739
Colony Capital, Inc., Series J, 7.13%	43,640	711,768
EPR Properties, Series C, 5.75%	17,399	318,402
EPR Properties, Series G, 5.75%	30,620	572,288
Equity Commonwealth, Series D, 6.50%	62,484	1,705,813
Global Net Lease, Inc., Series A, 7.25%	73,027	1,624,120
Global Net Lease, Inc., Series B, 6.88%	36,178	742,094
iStar, Inc., Series I, 7.50%	60,770	1,271,916
Lexington Realty Trust, Series C, 6.50%	3,530	173,464
Monmouth Real Estate Investment Corp., Series C, 6.13%	16,724	408,735
PS Business Parks, Inc., Series Z, 4.88%	4	96
Public Storage, Series W, 5.20%	4	101
RLJ Lodging Trust, Series A, 1.95%	1,018	22,325
Saul Centers, Inc., Series E, 6.00%	73,561	1,417,520
SITE Centers Corp., Series A, 6.38%	7,758	154,617
Urstadt Biddle Properties, Inc., Series K, 5.88%	31,163	646,009
VEREIT, Inc., Series F, 6.70%	102,081	2,506,089
Total Real Estate		27,755,142

Utilities - 13.3%
Algonquin Power & Utilities Corp., 6.88% (Canada)	26	718
Algonquin Power & Utilities Corp., Series 19-A, 6.20% (Canada)	38	1,039
American Electric Power Co., Inc., 6.13%	490	24,892
Dominion Energy, Inc., Series A, 7.25%	2,828	277,795

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Utilities (continued)
DTE Energy Co., 6.25%	4,733	$197,839
Essential Utilities, Inc., 6.00%	1,332	76,057
NextEra Energy, Inc., 4.87%	3,812	182,747
SCE Trust II, 5.10%	281,407	6,590,552
SCE Trust IV, Series J, 5.38%	24,549	537,132
SCE Trust VI, 5.00%	158,458	3,490,830
Sempra Energy, Series B, 6.75%	1,892	191,679
South Jersey Industries, Inc., 5.63%	1,076	27,395
South Jersey Industries, Inc., 7.25%	2,272	101,808
Southern Co., Series 2019, 6.75%	3,080	145,807
Southern Co., Series 2020, 4.95%	20	493
Total Utilities		11,846,783

Total Preferred Stocks
(Cost $126,432,242)		108,172,479

COMMON STOCK - 0.0% (1)

Utilities - 0.0%(1)
Dominion Energy, Inc.
(Cost $134)	2	154

TOTAL INVESTMENTS - 121.7%
(Cost $126,432,376)		108,172,633
Liabilities in Excess of Other Assets - (21.7)%		(19,282,133)
Net Assets - 100.0%		$88,890,500

*Non-income producing security.

(1)Amount rounds to less than 0.05%.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2020.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Preferred Stocks	$108,172,479	$—	$—	$108,172,479
Common Stocks	154	—	—	154
Total	$108,172,633	$—	$—	$108,172,633

Schedule of Investments — Virtus LifeSci Biotech Clinical Trials ETF

April 30, 2020 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

COMMON STOCKS - 98.8%

Health Care - 97.9%
Adverum Biotechnologies, Inc.*	35,448	$420,059
Agenus, Inc.*	97,312	259,337
Akebia Therapeutics, Inc.*	58,473	473,631
Akero Therapeutics, Inc.*	17,724	361,570
Alector, Inc.*	18,492	457,122
Allakos, Inc.*	3,035	199,582
Allogene Therapeutics, Inc.*	13,789	398,502
AnaptysBio, Inc.*	23,757	371,084
Apellis Pharmaceuticals, Inc.*	13,508	462,919
Ardelyx, Inc.*	53,377	351,221
Arena Pharmaceuticals, Inc.*	7,944	389,018
Arrowhead Pharmaceuticals, Inc.*	5,621	193,531
Arvinas, Inc.*	8,787	461,318
Ascendis Pharma A/S (Denmark)*(1)	3,241	439,901
Assembly Biosciences, Inc.*	17,405	304,762
Atara Biotherapeutics, Inc.*	24,188	200,519
Athenex, Inc.*	25,686	229,633
Autolus Therapeutics PLC (United Kingdom)*(1)	29,546	278,323
Avrobio, Inc.*	17,087	219,910
Axsome Therapeutics, Inc.*	7,981	758,434
BioCryst Pharmaceuticals, Inc.*	125,809	491,913
Biohaven Pharmaceutical Holding Co., Ltd.*	7,119	335,305
Bluebird Bio, Inc.*	4,159	224,087
Blueprint Medicines Corp.*	5,040	296,503
Bridgebio Pharma, Inc.*	10,230	312,322
Cara Therapeutics, Inc.*	22,558	334,310
CEL-SCI Corp.*	48,281	849,746
ChemoCentryx, Inc.*	11,897	630,660
Constellation Pharmaceuticals, Inc.*	9,480	341,090
Corbus Pharmaceuticals Holdings, Inc.*	74,136	480,401
Cortexyme, Inc.*	9,574	436,766
CRISPR Therapeutics AG (Switzerland)*	5,714	281,129
Cytokinetics, Inc.*	35,092	530,240
CytomX Therapeutics, Inc.*	52,197	538,673
Deciphera Pharmaceuticals, Inc.*	5,789	335,646
Denali Therapeutics, Inc.*	19,766	432,085
Dicerna Pharmaceuticals, Inc.*	13,939	274,598
Eidos Therapeutics, Inc.*	5,883	273,207
Epizyme, Inc.*	21,096	347,240
Esperion Therapeutics, Inc.*	7,532	298,267
Fate Therapeutics, Inc.*	19,878	544,260
FibroGen, Inc.*	8,000	295,120
G1 Therapeutics, Inc.*	15,138	198,762
Geron Corp.*	249,107	296,437
GlycoMimetics, Inc.*	62,689	174,902
Gossamer Bio, Inc.*	14,726	191,733
Homology Medicines, Inc.*	18,042	217,767
ImmunoGen, Inc.*	104,375	425,850
Immunomedics, Inc.*	18,080	549,270

Security Description	Shares	Value

COMMON STOCKS (continued)

Health Care (continued)
Intra-Cellular Therapies, Inc.*	29,152	$515,116
Iovance Biotherapeutics, Inc.*	14,295	459,584
Kadmon Holdings, Inc.*	79,008	339,734
Karuna Therapeutics, Inc.*	5,733	476,298
Kodiak Sciences, Inc.*	5,883	320,918
Krystal Biotech, Inc.*	5,733	270,540
Kura Oncology, Inc.*	25,274	367,737
MacroGenics, Inc.*	35,279	254,009
Madrigal Pharmaceuticals, Inc.*	3,841	321,415
MeiraGTx Holdings PLC*	17,780	244,831
Mirati Therapeutics, Inc.*	3,335	283,608
Moderna, Inc.*	20,066	922,835
MyoKardia, Inc.*	5,602	351,918
Myovant Sciences Ltd.*	24,825	297,404
NextCure, Inc.*	7,194	233,230
Odonate Therapeutics, Inc.*	12,890	362,854
Orchard Therapeutics PLC (United Kingdom)*(1)	30,258	340,705
Precision BioSciences, Inc.*	36,309	249,806
Principia Biopharma, Inc.*	7,513	467,158
Progenics Pharmaceuticals, Inc.*	74,586	293,869
Provention Bio, Inc.*	31,850	364,364
Reata Pharmaceuticals, Inc. Class A*	1,799	284,530
REGENXBIO, Inc.*	8,562	340,939
Rhythm Pharmaceuticals, Inc.*	15,831	298,256
Rigel Pharmaceuticals, Inc.*	167,570	299,950
Rocket Pharmaceuticals, Inc.*	17,049	252,325
Sangamo Therapeutics, Inc.*	43,916	357,915
Sorrento Therapeutics, Inc.*	91,804	208,395
SpringWorks Therapeutics, Inc.*	12,927	391,171
TG Therapeutics, Inc.*	37,003	435,155
Translate Bio, Inc.*	43,242	555,227
Tricida, Inc.*	9,461	286,195
Turning Point Therapeutics, Inc.*	6,745	347,435
uniQure N.V. (Netherlands)*	5,059	321,955
UNITY Biotechnology, Inc.*	44,703	290,122
Viking Therapeutics, Inc.*	47,007	270,760
Voyager Therapeutics, Inc.*	27,766	300,150
WaVe Life Sciences Ltd.*	9,930	86,192
XBiotech, Inc.*	18,810	297,574
Xencor, Inc.*	10,005	292,446
Y-mAbs Therapeutics, Inc.*	11,785	395,740
ZIOPHARM Oncology, Inc.*	75,804	212,251
Zymeworks, Inc. (Canada)*	8,899	325,080
Total Health Care		32,756,361

Materials - 0.9%
Amyris, Inc.*	114,624	309,485

Total Common Stocks
(Cost $36,689,137)		33,065,846

Schedule of Investments — Virtus LifeSci Biotech Clinical Trials ETF (continued)

April 30, 2020 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

TOTAL INVESTMENTS - 98.8%
(Cost $36,689,137)		$33,065,846
Other Assets in Excess of Liabilities - 1.2%		412,452
Net Assets - 100.0%		$33,478,298

*Non-income producing security.

(1)American Depositary Receipts.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2020.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$33,065,846	$—	$—	$33,065,846
Total	$33,065,846	$—	$—	$33,065,846

Schedule of Investments — Virtus LifeSci Biotech Products ETF

April 30, 2020 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

COMMON STOCKS - 98.8%

Health Care - 98.8%
ACADIA Pharmaceuticals, Inc.*	12,159	$587,401
Acceleron Pharma, Inc.*	10,682	967,042
Agios Pharmaceuticals, Inc.*	11,539	474,715
Aimmune Therapeutics, Inc.*	17,217	294,755
Akcea Therapeutics, Inc.*	27,919	476,298
Alexion Pharmaceuticals, Inc.*	4,885	524,991
Alnylam Pharmaceuticals, Inc.*	4,581	603,318
Amgen, Inc.	2,278	544,943
Amicus Therapeutics, Inc.*	57,142	674,847
BeiGene Ltd. (China)*(1)	3,062	467,965
Biogen, Inc.*	1,813	538,153
BioMarin Pharmaceutical, Inc.*	6,719	618,282
Clovis Oncology, Inc.*	41,901	318,867
Enanta Pharmaceuticals, Inc.*	8,087	374,994
Exelixis, Inc.*	30,244	746,876
Gilead Sciences, Inc.	8,189	687,876
Global Blood Therapeutics, Inc.*	7,013	536,635
Halozyme Therapeutics, Inc.*	28,385	643,062
Incyte Corp.*	5,883	574,534
Insmed, Inc.*	23,220	534,060
Intercept Pharmaceuticals, Inc.*	4,722	386,826
Ionis Pharmaceuticals, Inc.*	8,543	474,393
Ironwood Pharmaceuticals, Inc.*	42,129	421,290
Karyopharm Therapeutics, Inc.*	32,176	709,481
Lexicon Pharmaceuticals, Inc.*	110,875	209,554
Ligand Pharmaceuticals, Inc.*	5,080	500,736
Momenta Pharmaceuticals, Inc.*	32,229	1,021,659

Security Description	Shares	Value

COMMON STOCKS (continued)

Health Care (continued)
Nektar Therapeutics*	25,337	$486,470
Neurocrine Biosciences, Inc.*	4,874	478,334
Omeros Corp.*	40,219	668,440
Portola Pharmaceuticals, Inc.*	20,485	145,034
PTC Therapeutics, Inc.*	11,170	568,776
Radius Health, Inc.*	24,076	377,752
Regeneron Pharmaceuticals, Inc.*	1,433	753,586
Retrophin, Inc.*	37,602	572,302
Sage Therapeutics, Inc.*	7,392	288,140
Sarepta Therapeutics, Inc.*	4,082	481,186
Seattle Genetics, Inc.*	4,733	649,510
Stemline Therapeutics, Inc.*	53,614	280,401
Theravance Biopharma, Inc.*	24,674	719,494
Ultragenyx Pharmaceutical, Inc.*	12,614	762,264
United Therapeutics Corp.*	6,014	658,894
Vanda Pharmaceuticals, Inc.*	32,206	370,369
Vertex Pharmaceuticals, Inc.*	2,455	616,696

Total Common Stocks
(Cost $26,186,791)		23,791,201

TOTAL INVESTMENTS - 98.8%
(Cost $26,186,791)		23,791,201
Other Assets in Excess of Liabilities - 1.2%		279,162
Net Assets - 100.0%		$24,070,363

*Non-income producing security.

(1)American Depositary Receipts.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2020.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$23,791,201	$—	$—	$23,791,201
Total	$23,791,201	$—	$—	$23,791,201

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF

April 30, 2020 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

CORPORATE BONDS – 37.1%

Communication Services – 2.8%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 08/15/30(1)	$55,000	$55,533
Cincinnati Bell, Inc., 7.00%, 07/15/24(1)	64,000	65,180
Clear Channel Worldwide Holdings, Inc., 9.25%, 02/15/24(1)	10,000	8,377
Clear Channel Worldwide Holdings, Inc., 5.13%, 08/15/27(1)	15,000	14,164
Consolidated Communications, Inc., 6.50%, 10/01/22	70,000	63,263
Diamond Sports Group LLC / Diamond Sports Finance Co., 5.38%, 08/15/26(1)	25,000	19,118
Diamond Sports Group LLC / Diamond Sports Finance Co., 6.63%, 08/15/27(1)	40,000	22,086
DISH DBS Corp., 5.88%, 07/15/22	40,000	40,548
DISH DBS Corp., 7.75%, 07/01/26	13,000	12,865
Frontier Communications Corp., 8.50%, 04/01/26(1)(2)	18,000	16,734
iHeartCommunications, Inc., 8.38%, 05/01/27	29,008	24,356
Live Nation Entertainment, Inc., 4.75%, 10/15/27(1)	25,000	21,491
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance, 7.88%, 05/15/24(1)	55,000	35,602
Sirius XM Radio, Inc., 5.50%, 07/01/29(1)	25,000	26,490
T-Mobile USA, Inc., 3.88%, 04/15/30(1)	60,000	65,931
Twitter, Inc., 3.88%, 12/15/27(1)	55,000	55,118
Univision Communications, Inc., 5.13%, 02/15/25(1)	35,000	30,931
Total Communication Services		577,787

Consumer Discretionary – 4.5%
American Axle & Manufacturing, Inc., 6.50%, 04/01/27	40,000	30,352
Aramark Services, Inc., 6.38%, 05/01/25(1)	40,000	41,700
Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/25(1)	31,000	24,538
Carnival Corp., 11.50%, 04/01/23(1)	5,000	5,236
Dana, Inc., 5.38%, 11/15/27	25,000	22,219
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 02/15/23(1)	21,000	12,753
Eldorado Resorts, Inc., 6.00%, 09/15/26	23,000	23,216
Expedia Group, Inc., 6.25%, 05/01/25(1)	30,000	30,641
Ford Motor Co., 9.00%, 04/22/25	34,000	33,235
Golden Nugget, Inc., 8.75%, 10/01/25(1)	25,000	14,156
Hanesbrands, Inc., 5.38%, 05/15/25(1)	20,000	20,200
Lear Corp., 3.80%, 09/15/27	111,000	103,146
Lithia Motors, Inc., 4.63%, 12/15/27(1)	20,000	19,025
M/I Homes, Inc., 4.95%, 02/01/28(1)	70,000	61,688
Michaels Stores, Inc., 8.00%, 07/15/27(1)	25,000	17,516
Neiman Marcus Group Ltd. LLC / Neiman Marcus Group LLC / Mariposa Borrower / NMG, 8.00%, 10/25/24(1)(2)	88,000	7,920

Security Description	Principal	Value

CORPORATE BONDS (continued)

Consumer Discretionary (continued)
NVR, Inc., 3.00%, 05/15/30	$15,000	$14,972
Panther BF Aggregator 2 LP / Panther Finance Co., Inc., 8.50%, 05/15/27(1)	45,000	38,347
PulteGroup, Inc., 7.88%, 06/15/32	40,000	46,322
QVC, Inc., 4.75%, 02/15/27	20,000	18,400
Ross Stores, Inc., 4.80%, 04/15/30	50,000	54,597
Scientific Games International, Inc., 8.25%, 03/15/26(1)	25,000	18,993
Station Casinos LLC, 4.50%, 02/15/28(1)	25,000	20,156
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.88%, 06/15/24	30,000	29,322
Under Armour, Inc., 3.25%, 06/15/26	50,000	45,107
VF Corp., 2.95%, 04/23/30	50,000	51,703
Vista Outdoor, Inc., 5.88%, 10/01/23	68,000	64,926
Weekley Homes LLC / Weekley Finance Corp., 6.63%, 08/15/25	70,000	63,539
Total Consumer Discretionary		933,925

Consumer Staples – 0.6%
Altria Group, Inc., 4.80%, 02/14/29	117,000	130,866

Energy – 3.2%
Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.63%, 07/15/26(1)	80,000	54,168
Callon Petroleum Co., 6.13%, 10/01/24	25,172	5,003
Cheniere Energy Partners LP, 5.63%, 10/01/26	30,000	28,809
Cheniere Energy Partners LP, 4.50%, 10/01/29(1)	15,000	13,907
Citgo Holding, Inc., 9.25%, 08/01/24(1)	20,000	18,125
CrownRock LP / CrownRock Finance, Inc., 5.63%, 10/15/25(1)	65,000	53,063
Denbury Resources, Inc., 9.25%, 03/31/22(1)	26,000	4,863
HollyFrontier Corp., 5.88%, 04/01/26	80,000	81,918
Kinder Morgan, Inc., Series G, 7.75%, 01/15/32	58,000	74,330
MPLX LP, 4.00%, 03/15/28	60,000	56,984
Nabors Industries, Inc., 5.75%, 02/01/25	15,000	3,560
Parsley Energy LLC / Parsley Finance Corp., 4.13%, 02/15/28(1)	35,000	28,919
Patterson-UTI Energy, Inc., 5.15%, 11/15/29	25,000	16,576
Sabine Pass Liquefaction LLC, 4.20%, 03/15/28	50,000	48,952
Sanchez Energy Corp., 7.25%, 02/15/23(1)(2)(3)	12,000	210
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.88%, 04/15/26	35,000	31,227
Transocean, Inc., 8.00%, 02/01/27(1)	10,000	3,950
USA Compression Partners LP / USA Compression Finance Corp., 6.88%, 04/01/26	53,000	42,914
USA Compression Partners LP / USA Compression Finance Corp., 6.88%, 09/01/27	15,000	12,370
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp., 8.75%, 04/15/23(1)	130,000	70,200
Total Energy		650,048

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2020 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

CORPORATE BONDS (continued)

Financials – 8.9%
Acrisure, LLC / Acrisure Finance, Inc., 8.13%, 02/15/24(1)	$30,000	$31,041
Acrisure, LLC / Acrisure Finance, Inc., 7.00%, 11/15/25(1)	70,000	62,387
Allstate Corp. (The), Series B, 5.75%, (3-Month USD LIBOR + 2.94%), 08/15/53(4)	65,000	66,384
Athene Holding Ltd., 4.13%, 01/12/28	102,000	96,639
Aviation Capital Group LLC, 3.50%, 11/01/27(1)	126,000	91,795
Bank of America Corp., 4.20%, 08/26/24	58,000	62,818
Brighthouse Financial, Inc., 3.70%, 06/22/27	73,000	70,203
Brightsphere Investment Group, Inc., 4.80%, 07/27/26	80,000	72,862
Capital One Financial Corp., 3.75%, 07/28/26	110,000	109,262
Charles Schwab Corp. (The), Series G, 5.38%, (US 5 Year CMT T-Note + 4.97%), perpetual(4)(5)	53,000	55,120
Citadel LP, 4.88%, 01/15/27(1)	50,000	49,673
Citigroup, Inc., 3.98%, (3-Month USD LIBOR + 1.34%), 03/20/30(4)	40,000	44,082
Fifth Third Bancorp, 2.55%, 05/05/27	7,000	6,986
Goldman Sachs Group, Inc. (The), 3.85%, 01/26/27	70,000	75,629
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 05/15/26	75,000	74,049
Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.85%, 01/15/27	50,000	51,893
JPMorgan Chase & Co., Series HH, 4.60%, (SOFR + 3.13%), perpetual(4)(5)	24,000	21,558
JPMorgan Chase & Co., 4.01%, (3-Month USD LIBOR + 1.12%), 04/23/29(4)	40,000	44,609
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 02/01/27(1)	25,000	17,531
M&T Bank Corp., Series F, 5.13%, (3-Month USD LIBOR + 3.52%), perpetual(4)(5)	35,000	35,321
MetLife, Inc., Series D, 5.88%, (3-Month USD LIBOR + 2.96%), perpetual(4)(5)	52,000	53,602
MSCI, Inc., 4.00%, 11/15/29(1)	38,000	39,628
Navient Corp., 6.75%, 06/25/25	44,000	40,975
Navient Corp., 5.00%, 03/15/27	10,000	8,482
PNC Financial Services Group, Inc. (The), Series S, 5.00%, (3-Month USD LIBOR + 3.30%), perpetual(4)(5)	65,000	66,164
Prudential Financial, Inc., 5.63%, (3-Month USD LIBOR + 3.92%), 06/15/43(4)	90,000	93,033
Santander Holdings USA, Inc., 4.40%, 07/13/27	74,000	75,431
Springleaf Finance Corp., 7.13%, 03/15/26	22,000	20,494
Springleaf Finance Corp., 5.38%, 11/15/29	5,000	4,174
Synchrony Financial, 3.95%, 12/01/27	65,000	59,935
Synovus Financial Corp., 5.90%, (USD 5 Year Swap + 3.38%), 02/07/29(4)	55,000	52,596
Teachers Insurance & Annuity Association of America, 4.38%, (3-Month USD LIBOR + 2.66%), 09/15/54(1)(4)	115,000	126,521

Security Description	Principal	Value

CORPORATE BONDS (continued)

Financials (continued)
Wells Fargo & Co., Series S, 5.90%, (3-Month USD LIBOR + 3.11%), perpetual(4)(5)	$54,000	$54,848
Total Financials		1,835,725

Health Care – 3.0%
Avantor, Inc., 6.00%, 10/01/24(1)	32,000	33,894
Avantor, Inc., 9.00%, 10/01/25(1)	45,000	49,036
Bausch Health Americas, Inc., 9.25%, 04/01/26(1)	24,000	26,520
Bausch Health Americas, Inc., 8.50%, 01/31/27(1)	10,000	11,071
Catalent Pharma Solutions, Inc., 5.00%, 07/15/27(1)	10,000	10,246
Centene Corp., 4.63%, 12/15/29(1)	20,000	21,993
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.75%, 03/01/25(1)	30,000	29,518
Charles River Laboratories International, Inc., 4.25%, 05/01/28(1)	15,000	15,201
CHS/Community Health Systems, Inc., 6.63%, 02/15/25(1)	20,000	18,475
HCA, Inc., 5.63%, 09/01/28	37,000	41,169
HCA, Inc., 4.13%, 06/15/29	60,000	64,683
LifePoint Health, Inc., 6.75%, 04/15/25(1)	20,000	20,658
LifePoint Health, Inc., 4.38%, 02/15/27(1)	20,000	18,925
Mylan NV, 3.95%, 06/15/26	50,000	53,178
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22(1)	9,000	8,238
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 7.25%, 02/01/28(1)	5,000	4,519
Par Pharmaceutical, Inc., 7.50%, 04/01/27(1)	35,000	35,668
Select Medical Corp., 6.25%, 08/15/26(1)	35,000	33,586
Surgery Center Holdings, Inc., 6.75%, 07/01/25(1)	12,000	10,341
Surgery Center Holdings, Inc., 10.00%, 04/15/27(1)	30,000	27,963
Tenet Healthcare Corp., 7.50%, 04/01/25(1)	5,000	5,402
Tenet Healthcare Corp., 5.13%, 11/01/27(1)	38,000	37,645
West Street Merger Sub, Inc., 6.38%, 09/01/25(1)	54,000	50,693
Total Health Care		628,622

Industrials – 3.2%
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.63%, 07/15/26(1)	55,000	56,804
ASGN, Inc., 4.63%, 05/15/28(1)	25,000	23,171
Boeing Co. (The), 5.15%, 05/01/30	55,000	55,000
Boeing Co. (The), 5.81%, 05/01/50	13,000	13,000
Boeing Co. (The), 5.93%, 05/01/60	13,000	13,000
Carlisle Cos., Inc., 2.75%, 03/01/30	19,000	17,400
General Electric Co., Series D, 5.00%, (3-Month USD LIBOR + 3.33%), perpetual(4)(5)	65,000	53,608
Hillenbrand, Inc., 4.50%, 09/15/26	35,000	32,100
Hillman Group, Inc. (The), 6.38%, 07/15/22(1)	12,000	9,145
Howmet Aerospace, Inc., 6.88%, 05/01/25	20,000	20,473
Oshkosh Corp., 4.60%, 05/15/28	52,000	54,746

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2020 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

CORPORATE BONDS (continued)

Industrials (continued)
Pentair Finance Sarl, 4.50%, 07/01/29	$55,000	$59,347
Signature Aviation US Holdings, Inc., 4.00%, 03/01/28(1)	45,000	38,459
SRS Distribution, Inc., 8.25%, 07/01/26(1)	35,000	32,798
Stanley Black & Decker, Inc., 4.00%, (US 5 Year CMT T-Note + 2.66%), 03/15/60(4)	112,500	109,977
TransDigm, Inc., 5.50%, 11/15/27(1)	20,000	16,993
Waste Connections, Inc., 2.60%, 02/01/30	50,000	51,043
Total Industrials		657,064

Information Technology – 3.0%
Broadcom, Inc., 4.70%, 04/15/25(1)	60,000	66,235
Citrix Systems, Inc., 3.30%, 03/01/30	80,000	81,245
Dell International LLC / EMC Corp., 5.85%, 07/15/25(1)	30,000	32,779
Dell International LLC / EMC Corp., 8.10%, 07/15/36(1)	19,000	23,330
DXC Technology Co., 4.00%, 04/15/23	21,000	21,033
Exela Intermediate LLC / Exela Finance, Inc., 10.00%, 07/15/23(1)	30,000	5,737
Juniper Networks, Inc., 3.75%, 08/15/29	35,000	37,139
Motorola Solutions, Inc., 4.60%, 02/23/28	57,857	63,592
Motorola Solutions, Inc., 4.60%, 05/23/29	45,000	50,951
Open Text Holdings, Inc., 4.13%, 02/15/30(1)	40,000	39,096
Radiate Holdco LLC / Radiate Finance, Inc., 6.63%, 02/15/25(1)	55,000	54,852
Science Applications International Corp., 4.88%, 04/01/28(1)	5,000	4,920
ViaSat, Inc., 5.63%, 09/15/25(1)	70,000	66,164
VMware, Inc., 3.90%, 08/21/27	80,000	81,180
Total Information Technology		628,253

Materials – 3.2%
Avery Dennison Corp., 2.65%, 04/30/30	53,000	52,193
Cleveland-Cliffs, Inc., 6.75%, 03/15/26(1)	35,000	30,702
Greif, Inc., 6.50%, 03/01/27(1)	45,000	45,209
Hecla Mining Co., 7.25%, 02/15/28	35,000	34,431
Kaiser Aluminum Corp., 6.50%, 05/01/25(1)	5,000	5,113
Kaiser Aluminum Corp., 4.63%, 03/01/28(1)	25,000	23,391
Kraton Polymers LLC / Kraton Polymers Capital Corp., 7.00%, 04/15/25(1)	60,000	58,020
LSB Industries, Inc., 9.63%, 05/01/23(1)	35,000	32,806
Mauser Packaging Solutions Holding Co., 7.25%, 04/15/25(1)	50,000	39,437
Novelis Corp., 4.75%, 01/30/30(1)	40,000	35,788
Olin Corp., 5.63%, 08/01/29	55,000	49,962
PolyOne Corp., 5.75%, 05/15/25(1)	31,000	31,407
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/26(1)	40,000	39,892
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/29	25,000	24,533
Sonoco Products Co., 3.13%, 05/01/30	60,000	60,062
TPC Group, Inc., 10.50%, 08/01/24(1)	10,000	8,227

Security Description	Principal	Value

CORPORATE BONDS (continued)

Materials (continued)
Trident TPI Holdings, Inc., 9.25%, 08/01/24(1)	$30,000	$26,469
Trident TPI Holdings, Inc., 6.63%, 11/01/25(1)	40,000	31,808
Tronox, Inc., 6.50%, 05/01/25(1)	40,000	40,250
Total Materials		669,700

Real Estate – 2.3%
EPR Properties, 4.75%, 12/15/26	75,000	63,609
ESH Hospitality, Inc., 4.63%, 10/01/27(1)	50,000	45,375
GLP Capital LP / GLP Financing II, Inc., 5.25%, 06/01/25	52,000	50,897
GLP Capital LP / GLP Financing II, Inc., 5.75%, 06/01/28	16,000	15,853
GLP Capital LP / GLP Financing II, Inc., 5.30%, 01/15/29	18,000	17,374
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30	24,000	22,233
Iron Mountain, Inc., 4.88%, 09/15/29(1)	50,000	48,165
LifeStorage LP, 3.50%, 07/01/26	54,000	55,037
MPT Operating Partnership LP / MPT Finance Corp., 5.00%, 10/15/27	32,000	32,842
MPT Operating Partnership LP / MPT Finance Corp., 4.63%, 08/01/29	10,000	9,991
Service Properties Trust, 4.38%, 02/15/30	100,000	76,824
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.88%, 02/15/25(1)	20,000	19,375
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 8.25%, 10/15/23	20,000	16,719
Total Real Estate		474,294

Utilities – 2.4%
American Electric Power Co., Inc., 2.30%, 03/01/30	67,000	66,556
CenterPoint Energy, Inc., 4.25%, 11/01/28	50,000	54,656
Dominion Energy, Inc., Series C, 3.38%, 04/01/30	50,000	54,395
DPL, Inc., 4.35%, 04/15/29	73,000	71,195
Edison International, 4.95%, 04/15/25	50,000	54,345
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp., 8.63%, 06/15/20	25,000	10,180
Talen Energy Supply, LLC, 7.25%, 05/15/27(1)	15,000	14,920
Talen Energy Supply, LLC, 6.63%, 01/15/28(1)	55,000	52,134
TerraForm Power Operating LLC, 5.00%, 01/31/28(1)	50,000	52,685
Vistra Operations Co. LLC, 3.70%, 01/30/27(1)	60,000	59,112
Total Utilities		490,178

Total Corporate Bonds
(Cost $8,164,606)		7,676,462

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2020 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description		Principal	Value

FOREIGN BONDS – 24.3%

Communication Services – 2.4%
Baidu, Inc., 3.43%, 04/07/30 (China)		$200,000	$209,383
Telesat Canada / Telesat LLC, 4.88%, 06/01/27 (Canada)(1)		15,000	14,719
Telesat Canada / Telesat LLC, 6.50%, 10/15/27 (Canada)(1)		45,000	42,622
Tencent Holdings Ltd., 3.98%, 04/11/29 (China)(1)		200,000	225,818
Total Communication Services			492,542

Consumer Discretionary – 0.1%
Gateway Casinos & Entertainment Ltd., 8.25%, 03/01/24 (Canada)(1)		35,000	29,655

Consumer Staples – 2.3%
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 01/23/29 (Belgium)		50,000	57,765
Bacardi Ltd., 4.70%, 05/15/28 (Bermuda)(1)		100,000	109,269
BAT Capital Corp., 4.91%, 04/02/30 (United Kingdom)		45,000	50,675
Kronos Acquisition Holdings, Inc., 9.00%, 08/15/23 (Canada)(1)		61,000	53,337
Sigma Finance Netherlands BV, 4.88%, 03/27/28 (Mexico)(1)		200,000	203,422
Total Consumer Staples			474,468

Energy – 3.7%
Equinor ASA, 3.13%, 04/06/30 (Norway)		55,000	59,111
KazMunayGas National Co. JSC, 4.75%, 04/19/27 (Kazakhstan)(1)		300,000	291,960
MEG Energy Corp., 7.13%, 02/01/27 (Canada)(1)		25,000	17,406
Pertamina Persero PT, 6.45%, 05/30/44 (Indonesia)(1)		255,000	284,224
Petroleos Mexicanos, 5.95%, 01/28/31 (Mexico)(1)		85,000	61,991
Petroleos Mexicanos, 6.35%, 02/12/48 (Mexico)		80,000	53,680
Total Energy			768,372

Financials – 4.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.65%, 07/21/27 (Ireland)		150,000	125,004
Australia & New Zealand Banking Group Ltd., 4.40%, 05/19/26 (Australia)(1)		290,000	308,590
Bank of Montreal, 3.80%, (USD 5 Year Swap + 1.43%), 12/15/32 (Canada)(4)		47,000	48,542
BBVA Bancomer SA, 5.13%, (US 5 Year CMT T-Note + 2.65%), 01/18/33 (Mexico)(1)(4)		200,000	174,260
Development Bank of Kazakhstan JSC, 8.95%, 05/04/23 (Kazakhstan)(1)	KZT	70,000,000	147,548

Security Description		Principal	Value

FOREIGN BONDS (continued)

Financials (continued)
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28 (Canada)		$70,000	$70,823
Toronto-Dominion Bank (The), 3.63%, (USD 5 Year Swap + 2.21%), 09/15/31 (Canada)(4)		90,000	95,905
Total Financials			970,672

Government – 5.6%
Argentine Republic Government International Bond, 5.88%,01/11/28 (Argentina)		100,000	25,651
Colombia Government International Bond, 3.00%, 01/30/30 (Colombia)		200,000	183,250
El Salvador Government International Bond, 7.65%, 06/15/35 (El Salvador)(1)		30,000	23,958
Israel Government International Bond, 2.75%, 07/03/30 (Israel)		200,000	211,000
Mexican Bonos, Series M, 6.50%, 06/09/22 (Mexico)	MXN	2,200,000	93,558
Republic of South Africa Government International Bond, 5.65%, 09/27/47 (South Africa)		200,000	155,500
Russian Foreign Bond - Eurobond, 4.75%, 05/27/26 (Russia)		200,000	222,250
Saudi Government International Bond, 3.63%, 03/04/28 (Saudi Arabia)(1)		200,000	210,100
Uruguay Government International Bond, 5.10%, 06/18/50 (Uruguay)		20,000	22,847
Total Government			1,148,114

Health Care – 0.3%
Advanz Pharma Corp., Ltd., 8.00%, 09/06/24 (Canada)		17,000	15,215
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26 (Israel)		55,000	48,196
Total Health Care			63,411

Industrials – 2.1%
Avolon Holdings Funding Ltd., 4.38%, 05/01/26 (Ireland)(1)		87,000	74,745
Bombardier, Inc., 8.75%, 12/01/21 (Canada)(1)		30,000	25,069
Bombardier, Inc., 7.50%, 03/15/25 (Canada)(1)		30,000	19,594
DP World PLC, 6.85%, 07/02/37 (United Arab Emirates)(1)		100,000	109,563
Garda World Security Corp., 4.63%, 02/15/27 (Canada)(1)		20,000	19,375
GFL Environmental, Inc., 7.00%, 06/01/26 (Canada)(1)		14,000	14,675
GFL Environmental, Inc., 8.50%, 05/01/27 (Canada)(1)		15,000	16,438
Norwegian Air Shuttle ASA Pass-Through Trust, Class A, Series 2016-1, 4.88%, 05/10/28 (Norway)(1)		184,405	124,474

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2020 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

FOREIGN BONDS (continued)

Industrials (continued)
Titan Acquisition Ltd. / Titan Co.-Borrower LLC, 7.75%, 04/15/26 (Canada)(1)	$40,000	$37,432
Total Industrials		441,365

Materials – 3.1%
BHP Billiton Finance USA Ltd., 6.75%, (USD 5 Year Swap + 5.09%), 10/19/75 (Australia)(1)(4)	240,000	268,619
Glencore Funding LLC, 4.00%, 03/27/27 (Switzerland)(1)	106,000	107,481
Inversiones CMPC SA, 3.85%, 01/13/30 (Chile)(1)	200,000	193,870
NOVA Chemicals Corp., 5.00%, 05/01/25 (Canada)(1)	30,000	25,494
Teck Resources Ltd., 6.13%, 10/01/35 (Canada)	50,000	49,524
Total Materials		644,988

Total Foreign Bonds
(Cost $5,294,063)		5,033,587

U.S. GOVERNMENT SECURITIES – 10.4%
U.S. Treasury Bond
2.88%, 05/15/49	110,000	152,367
U.S. Treasury Note
2.25%, 03/31/21	850,000	866,353
1.75%, 06/15/22	375,000	387,400
1.25%, 08/31/24	450,000	467,736
2.00%, 02/15/25	105,000	113,174
1.50%, 02/15/30	150,000	162,211

Total U.S. Government Securities
(Cost $2,077,291)		2,149,241

Security Description	Principal	Value

TERM LOANS – 10.2%

Aerospace – 0.5%
AI Convoy Luxembourg Sarl, 01/18/27(6)	$35,000	$33,279
Dynasty Acquisition Co, Inc., 4.95%, (3-Month USD LIBOR + 3.50%), 04/06/26(4)	27,838	24,654
Dynasty Acquisition Co, Inc., 4.95%, (3-Month USD LIBOR + 3.50%), 04/06/26(4)	14,967	13,255
TransDigm, Inc., 2.65%, (1-Month USD LIBOR + 2.25%), 12/09/25(4)	32,790	28,845
Total Aerospace		100,033

Chemicals – 0.2%
H.B. Fuller Co., 2.72%, (1-Month USD LIBOR + 2.00%), 10/21/24(4)	30,000	28,942
Innophos Holdings, Inc., 4.61%, (1-Month USD LIBOR + 3.75%), 02/05/27(4)	20,000	19,100
Total Chemicals		48,042

Consumer Non-Durables – 0.9%
American Greetings Corp., 5.50%, (1-Month USD LIBOR + 4.50%), 04/06/24(4)	55,851	49,568
Diamond (BC) B.V., 3.76%, (3-Month USD LIBOR + 3.00%), 09/06/24 (Netherlands)(4)	44,821	38,728
Diamond (BC) B.V., 3.40%, (1-Month USD LIBOR + 3.00%), 09/06/24 (Netherlands)(4)	115	99
Kronos Acquisition Intermediate, Inc. (aka KIK Custom Products), 5.00%, (1-Month USD LIBOR + 4.00%), 05/15/23 (Canada)(4)	26,202	23,633
Parfums Holding Co., Inc., 5.86%, (3-Month USD LIBOR + 4.25%), 06/28/24(4)	48,594	43,000
Rodan & Fields, LLC, 4.79%, (1-Month USD LIBOR + 4.00%), 06/16/25 (Kazakhstan)(4)	62,108	30,899
Rodan & Fields, LLC, 6.25%, (3-Month USD LIBOR + 3.00%), 06/16/25 (Kazakhstan)(4)	158	79
Total Consumer Non-Durables		186,006

Energy – 0.2%
CITGO Petroleum Corp., 6.00%, (2-Month USD LIBOR + 5.00%), 03/28/24(4)	39,600	35,640

Financials – 0.5%
Asurion, LLC (fka Asurion Corp.), 6.90%, (1-Month USD LIBOR + 6.50%), 08/04/25(4)	46,228	44,841
Blackhawk Network Holdings, Inc., 3.15%, (1-Month USD LIBOR + 2.75%), 06/15/25(4)	23,545	20,324
Deerfield Dakota Holding LLC, 4.75%, (3-Month USD LIBOR + 3.75%), 04/09/27(4)	15,000	14,438
iStar, Inc. (fka iStar Financial, Inc.), 3.73%, (1-Month USD LIBOR + 2.75%), 06/28/23(4)	23,989	22,430
iStar, Inc. (fka iStar Financial, Inc.), 3.47%, (1-Month USD LIBOR + 2.75%), 06/28/23(4)	13,249	12,388
Total Financials		114,421

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2020 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

TERM LOANS (continued)

Food/Tobacco – 0.5%
Froneri US, Inc., 01/29/27(6)	$35,000	$32,579
H-Food Holdings, LLC (aka Hearthside Food Solutions, LLC), 4.09%, (1-Month USD LIBOR + 3.69%), 05/23/25(4)	25,000	23,165
Milk Specialties Co., 5.00%, (1-Month USD LIBOR + 4.00%), 08/16/23(4)	26,597	24,336
Shearer’s Foods LLC, 7.75%, (3-Month USD LIBOR + 6.75%), 06/30/22(4)	25,000	24,000
Total Food/Tobacco		104,080

Gaming/Leisure – 0.5%
Everi Payments, Inc., 05/09/24(6)	20,000	17,416
Playa Resorts Holding B.V., 3.75%, (1-Month USD LIBOR + 2.75%), 04/29/24(4)	26,239	21,401
Scientific Games International, Inc., 3.61%, (3-Month USD LIBOR + 2.75%), 08/14/24(4)	26,865	22,361
Scientific Games International, Inc., 3.15%, (1-Month USD LIBOR + 2.75%), 08/14/24(4)	6,572	5,470
Scientific Games International, Inc., 3.45%, (2-Month USD LIBOR + 2.75%), 08/14/24(4)	171	143
Stars Group Holdings B.V., 4.95%, (3-Month USD LIBOR + 3.50%), 07/10/25(4)	38,416	38,321
Total Gaming/Leisure		105,112

Health Care – 2.2%
21st Century Oncology, Inc., 7.13%, (1-Month USD LIBOR + 6.13%), 01/16/23(4)	20,000	19,667
Accelerated Health Systems, LLC, 4.33%, (1-Month USD LIBOR + 3.50%), 10/31/25(4)	39,352	34,236
AHP Health Partners, Inc. (aka Ardent Health Partners, LLC), 5.50%, (1-Month USD LIBOR + 4.50%), 06/30/25(4)	47,623	44,567
Bausch Health Companies, Inc. (fka Valeant Pharmaceuticals International, Inc.), 3.72%, (1-Month USD LIBOR + 3.00%), 06/02/25(4)	39,574	38,387
CHG Healthcare Services, Inc. (fka CHG Buyer Corp.), 4.07%, (3-Month USD LIBOR + 3.00%), 06/07/23(4)	85,824	81,724
CHG Healthcare Services, Inc. (fka CHG Buyer Corp.), 4.45%, (3-Month USD LIBOR + 3.00%), 06/07/23(4)	221	211
Concordia Healthcare Corp., 6.57%, (3-Month USD LIBOR + 5.50%), 09/06/24 (Canada)(4)	154,230	134,662
Envision Health Care Corp., 4.15%, (1-Month USD LIBOR + 3.75%), 10/10/25(4)	30,508	21,158
Ortho-Clinical Diagnostics, Inc., 4.27%, (1-Month USD LIBOR + 3.25%), 06/30/25(4)	50,586	45,274
Phoenix Guarantor, Inc., 4.08%, (1-Month USD LIBOR + 3.25%), 05/05/26(4)	40,000	37,440
Total Health Care		457,326

Security Description	Principal	Value

TERM LOANS (continued)

Housing – 0.4%
American Builders & Contractors Supply Co., Inc., 2.40%, (1-Month USD LIBOR + 2.00%), 01/15/27(4)	$39,800	$37,491
CPG International LLC (fka CPG International, Inc.), 5.93%, (3-Month USD LIBOR + 3.75%), 05/05/24(4)	49,147	44,957
Total Housing		82,448

Information Technology – 1.1%
Applied Systems, Inc., 8.45%, (3-Month USD LIBOR + 7.00%), 09/19/25(4)	50,000	48,098
BMC Software Finance, Inc., 4.65%, (1-Month USD LIBOR + 4.25%), 10/02/25(4)	19,403	16,856
Kronos, Inc., 4.76%, (3-Month USD LIBOR + 3.00%), 11/01/23(4)	82,209	79,747
Kronos, Inc., 10.01%, (3-Month USD LIBOR + 8.25%), 11/01/24(4)	23,000	22,281
SS&C Technologies, Inc., 2.15%, (1-Month USD LIBOR + 1.75%), 04/16/25(4)	14,415	13,925
SS&C Technologies, Inc., 2.15%, (1-Month USD LIBOR + 1.75%), 04/16/25(4)	11,702	11,305
Vertafore, Inc., 3.65%, (1-Month USD LIBOR + 3.25%), 07/02/25(4)	24,005	22,214
Vertiv Group Corp., 3.99%, (1-Month USD LIBOR + 3.00%), 03/02/27(4)	20,000	18,900
Total Information Technology		233,326

Manufacturing – 0.4%
CPI Acquisition, Inc., 6.38%, (3-Month USD LIBOR + 4.50%), 08/17/22(4)	60,000	39,788
Star US Bidco LLC, 5.25%, (1-Month USD LIBOR + 4.25%), 03/17/27(4)	25,000	20,063
US Farathane LLC, 4.95%, (3-Month USD LIBOR + 3.50%), 12/23/21(3)(4)	24,648	14,665
Total Manufacturing		74,516

Media/Telecom - Broadcasting – 0.2%
Diamond Sports Group LLC, 3.82%, (1-Month USD LIBOR + 3.25%), 08/24/26(4)	19,900	16,374
Nexstar Broadcasting, Inc., 3.73%, (1-Month USD LIBOR + 2.75%), 09/18/26(4)	19,213	18,159
Total Media/Telecom - Broadcasting		34,533

Media/Telecom - Cable/Wireless Video – 0.4%
CSC Holdings, LLC, 3.06%, (1-Month USD LIBOR + 2.25%), 01/15/26(4)	58,730	56,198
Intelsat Jackson Holdings SA, 6.63%, (6-Month USD LIBOR + 6.63%), 01/02/24(4)	15,000	15,021
Ziggo BV, 3.31%, (1-Month USD LIBOR + 2.50%), 04/30/28(4)	10,000	9,412
Total Media/Telecom - Cable/Wireless Video		80,631

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2020 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

TERM LOANS (continued)

Media/Telecom - Telecommunications – 0.5%
Altice France SA/France, 01/31/26(6)	$29,923	$27,876
CenturyLink, Inc., 2.65%, (1-Month USD LIBOR + 2.25%), 03/15/27(4)	14,963	14,215
Iridium Satellite LLC, 4.75%, (1-Month USD LIBOR + 3.75%), 11/04/26(4)	5,000	4,952
Securus Technologies Holdings, Inc., 9.25%, (3-Month USD LIBOR + 8.25%), 11/01/25(4)	95,000	59,375
Total Media/Telecom - Telecommunications		106,418

Media/Telecom - Wireless Communications – 0.1%
CommScope, Inc., 3.65%, (1-Month USD LIBOR + 3.25%), 04/06/26(4)	14,925	14,155

Retail – 0.1%
Neiman Marcus Group, Inc. (The), 7.50%, (1-Month USD LIBOR + 6.00%), 10/25/23(4)	38,210	14,724

Service – 1.1%
Dun & Bradstreet Corp. (The), 4.49%, (1-Month USD LIBOR + 4.00%), 02/06/26(4)	40,000	37,620
GFL Environmental, Inc., 4.00%, (1-Month USD LIBOR + 3.00%), 05/30/25(4)	66,406	65,468
Hoya Midco, LLC, 4.57%, (3-Month USD LIBOR + 3.50%), 06/30/24(4)	14,877	10,816
PetVet Care Centers LLC, 3.65%, (1-Month USD LIBOR + 3.25%), 02/14/25(4)	8,312	7,512
PI UK Holdco II Limited, 4.70%, (3-Month USD LIBOR + 3.25%), 01/03/25(4)	45,910	41,527
Pug LLC, 3.90%, (1-Month USD LIBOR + 3.50%), 02/12/27(4)	34,913	28,861
Sedgwick Claims Management Services, Inc., 09/03/26(6)	20,000	18,831
TKC Holdings, Inc., 4.75%, (3-Month USD LIBOR + 3.75%), 02/01/23(4)	27,698	25,471
Total Service		236,106

Transportation - Automotive – 0.1%
Cooper-Standard Automotive, Inc., 2.75%, (1-Month USD LIBOR + 2.00%), 11/02/23(4)	29,757	22,318

Utilities – 0.3%
APLP Holdings LP, 3.50%, (1-Month USD LIBOR + 2.50%), 04/14/25(4)	23,979	23,121
Brookfield WEC Holdings, Inc., 3.75%, (1-Month USD LIBOR + 3.00%), 08/01/25(4)	34,228	32,585
Total Utilities		55,706

Total Term Loans
(Cost $2,372,055)		2,105,541

Security Description	Principal	Value

MORTGAGE BACKED SECURITIES - 9.0%

Commercial Mortgage Backed Securities - 0.2%
Sutherland Commercial Mortgage Loans, Class A, Series 2017-SBC6, 3.19%, 05/25/37(1)(4)(7)	$49,125	$46,439

Mortgage Backed Security - 2.9%
CCG Receivables Trust, Class B, Series 2019-2, 2.55%, 03/15/27(1)	100,000	100,008
Comm Mortgage Trust, Class B, Series 2020-CBM, 3.10%, 02/10/37(1)	45,000	40,799
Federal National Mortgage Association, 3.50%, 05/01/49	176,668	186,671
Federal National Mortgage Association, 3.50%, 07/01/49	190,943	201,819
Marlette Funding Trust, Class A, Series 2019-4A, 2.39%, 12/17/29(1)	75,139	73,409
Total Mortgage Backed Security		602,706

Residential Mortgage Backed Securities - 5.9%
Ajax Mortgage Loan Trust, Class A1, Series 2019-D, 2.96%, 09/25/65(1)(3)(8)	123,716	125,544
Arroyo Mortgage Trust, Class A1, Series 2019-2, 3.35%, 04/25/49(1)(4)(7)	78,342	78,126
Banc of America Funding Trust, Class 5A1, Series 2004-D, 3.82%, 01/25/35(4)(7)	271,371	246,823
Deephaven Residential Mortgage Trust, Class A2, Series 2017-1A, 2.93%, 12/26/46(1)(4)(7)	17,219	17,071
Deephaven Residential Mortgage Trust, Class A2, Series 2017-2A, 2.61%, 06/25/47(1)(4)(7)	35,367	35,070
JPMorgan Mortgage Trust, Class A3, Series 2018-8, 4.00%, 01/25/49(1)(4)(7)	58,705	60,003
New Residential Mortgage Loan Trust, Class A1, Series 2016-1A, 3.75%, 03/25/56(1)(4)(7)	97,340	99,757
RCKT Mortgage Trust, Class A1, Series 2020-1, 3.00%, 02/25/50(1)(4)(7)	98,473	100,733
Sequoia Mortgage Trust, Class B1, Series 2013-8, 3.52%, 06/25/43(4)(7)	240,970	237,594
Towd Point Mortgage Trust, Class A2, Series 2018-6, 3.75%, 03/25/58(1)(4)(7)	100,000	93,984
Verus Securitization Trust, Class A1, Series 2019-2, 3.21%, 05/25/59(1)(4)(7)	113,955	114,232
Total Residential Mortgage Backed Securities		1,208,937

Total Mortgage Backed Securities
(Cost $1,876,632)		1,858,082

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2020 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal/ Shares	Value

ASSET BACKED SECURITIES – 4.9%

Arbys Funding LLC, Class A2, Series 2015-1A, 4.97%, 10/30/45(1)	$324,700	$321,979
Drug Royalty III LP 1, Class A, Series 2016-1A, 3.98%, 04/15/27(1)	21,728	21,774
DT Auto Owner Trust, Class C, Series 2019-2A, 3.18%, 02/18/25(1)	90,000	89,458
Flagship Credit Auto Trust, Class C, Series 2019-2, 3.09%, 05/15/25(1)	130,000	129,521
MVW Owner Trust, Class A, Series 2019-1A, 2.89%, 11/20/36(1)	83,288	79,223
Skopos Auto Receivables Trust, Class B, Series 2018-1A, 3.93%, 05/16/22(1)	244,287	242,768
United Auto Credit Securitization Trust, Class E, Series 2019-1, 4.29%, 08/12/24(1)(3)	80,000	62,085
Veros Automobile Receivables Trust, Class B, Series 2020-1, 2.19%, 06/16/25(1)	55,000	53,741

Total Asset Backed Securities
(Cost $1,032,453)		1,000,549

EXCHANGE TRADED FUNDS - 2.2%

Debt Funds - 2.2%
Invesco Senior Loan ETF	7,504	157,434
iShares iBoxx $ High Yield Corporate Bond ETF	930	74,800
iShares Iboxx $ Investment Grade Corporate Bond ETF	840	108,503
SPDR Bloomberg Barclays High Yield Bond ETF	1,074	106,358
Total Debt Funds		447,095

Total Exchange Traded Funds
(Cost $441,690)		447,095

MUNICIPAL BONDS – 1.7%

District of Columbia, 5.00%, 10/01/29	75,000	97,755
Sales Tax Securitization Corp., 3.41%, 01/01/43	5,000	4,712
State of California, 7.60%, 11/01/40	145,000	250,548

Total Municipal Bonds
(Cost $340,688)		353,015

WARRANT - 0.1%

Communication Services - 0.1%
iHeart Media, Inc.*
(Cost $49,153)	2,830	18,041

COMMON STOCK - 0.0%(9)

Communication Services - 0.0%(9)
Clear Channel Outdoor Holdings, Inc.*
(Cost $31,607)	6,654	6,420

Security Description	Principal/ Shares	Value

MONEY MARKET FUND - 0.8%

JP Morgan U.S. Government Money Market Institutional Shares, 0.19%(10) (Cost $170,880)	170,880	$170,880

TOTAL INVESTMENTS - 100.7%
(Cost $21,851,118)		20,818,913
Liabilities in Excess of Other Assets - (0.7)%		(136,315)
Net Assets - 100.0%		$20,682,598

*Non-income producing security.

(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At April 30, 2020, the aggregate value of these securities was $8,337,397, or 40.3% of net assets.

(2)Security in default, no interest payments are being received during the bankruptcy proceedings.

(3)Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

(4)Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2020.

(5)Perpetual security with no stated maturity date.

(6)The loan will settle after April 30, 2020 at which the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.

(7)Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

(8)Represents step coupon bond. Rate shown reflects the rate in effect as of April 30, 2020.

(9)Amount rounds to less than 0.05%.

(10)The rate shown reflects the seven-day yield as of April 30, 2020.

Abbreviations:

CMT — 1 Year Constant Maturity Treasury Index

ETF — Exchange Traded Fund

LIBOR — London InterBank Offered Rate

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

Currency Abbreviations

KZT Kazakhstani Tenge

MXN Mexican Peso

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2020 (unaudited)

The accompanying notes are an integral part of these financial statements.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2020.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Corporate Bonds	$—	$7,676,252	$210	$7,676,462
Foreign Bonds	—	5,033,587	—	5,033,587
U.S. Government Securities	—	2,149,241	—	2,149,241
Term Loans	—	2,090,876	14,665	2,105,541
Mortgage Backed Securities	—	1,732,538	125,544	1,858,082
Asset Backed Securities	—	938,464	62,085	1,000,549
Exchange Traded Funds	447,095	—	—	447,095
Municipal Bonds	—	353,015	—	353,015
Warrants	—	18,041	—	18,041
Common Stocks	6,420	—	—	6,420
Money Market Funds	170,880	—	—	170,880
Total	$624,395	$19,992,014	$202,504	$20,818,913

Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period. The following summarizes inputs (level 3) used as of April 30, 2020:

Balance as of October 31, 2019	$0
Realized gain (loss)	11
Change in unrealized appreciation (depreciation)	(9,273)
Purchases	48,363
Sales	(24,533)
Amortization (accretion)	97
Transfers into Level 3	187,839
Transfers out of Level 3	—
Balance as of April 30, 2020	202,504
Net change in unrealized appreciation (depreciation) from investments still held as of April 30, 2020:	$—

Schedule of Investments — Virtus Private Credit Strategy ETF

April 30, 2020 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

COMMON STOCKS - 58.2%

Financials - 58.2%
Apollo Investment Corp.	205,547	$1,810,869
Ares Capital Corp.	147,746	1,897,059
Bain Capital Specialty Finance, Inc.	57,441	583,601
Barings BDC, Inc.	456,912	3,088,725
BlackRock Capital Investment Corp.	924,263	2,717,333
BlackRock TCP Capital Corp.	224,112	1,943,051
Capital Southwest Corp.	156,285	2,120,788
Capitala Finance Corp.	180,513	743,714
Fidus Investment Corp.	224,056	2,034,429
FS KKR Capital Corp.	715,516	2,461,375
Garrison Capital, Inc.	263,775	524,912
Gladstone Capital Corp.	269,684	1,823,064
Gladstone Investment Corp.	172,822	1,920,052
Goldman Sachs BDC, Inc.	120,937	1,938,620
Golub Capital BDC, Inc.	138,871	1,424,817
Hercules Capital, Inc.	175,393	1,799,532
Horizon Technology Finance Corp.	121,626	1,168,826
Investcorp Credit Management BDC, Inc.	214,459	935,041
Main Street Capital Corp.	48,883	1,274,869
Medley Capital Corp.*	788,804	465,237
Monroe Capital Corp.	146,367	1,178,254
New Mountain Finance Corp.	227,105	1,737,353
Oaktree Specialty Lending Corp.	407,085	1,632,411
Oaktree Strategic Income Corp.	195,308	1,249,971
OFS Capital Corp.	137,311	601,422
Oxford Square Capital Corp.	759,580	2,028,079
PennantPark Floating Rate Capital Ltd.	248,241	1,799,747
PennantPark Investment Corp.	558,848	1,805,079
Portman Ridge Finance Corp.	719,608	755,588
Prospect Capital Corp.	613,114	2,660,915
Saratoga Investment Corp.	91,111	1,529,754
Solar Capital Ltd.	123,503	1,859,955
Solar Senior Capital Ltd.	148,794	1,952,177
Stellus Capital Investment Corp.	203,801	1,636,522
TCG BDC, Inc.	275,997	2,177,616
THL Credit, Inc.	241,268	781,708
TPG Specialty Lending, Inc.	111,198	1,830,319
TriplePoint Venture Growth BDC Corp.	252,008	2,026,144
WhiteHorse Finance, Inc.	245,907	2,318,903
Total Financials		64,237,831

Total Common Stocks
(Cost $106,943,663)		64,237,831

Security Description	Shares	Value

CLOSED END FUNDS - 38.1%

Barings Corporate Investors	143,094	$ 1,964,852
BlackRock Debt Strategies Fund, Inc.	214,934	1,970,945
BlackRock Floating Rate Income Trust	151,001	1,594,571
BlackRock Limited Duration Income Trust	122,727	1,629,815
Blackstone / GSO Long-Short Credit Income Fund	182,132	2,043,521
Blackstone / GSO Senior Floating Rate Term Fund	165,764	1,972,592
Blackstone / GSO Strategic Credit Fund	208,317	2,245,657
BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc.	180,437	1,261,255
Eaton Vance Floating-Rate Income Trust	159,533	1,703,812
Eaton Vance Senior Floating-Rate Trust	173,966	1,807,507
Eaton Vance Senior Income Trust	307,028	1,525,929
First Trust Senior Floating Rate 2022 Target Term Fund	179,525	1,409,271
First Trust Senior Floating Rate Income Fund II	170,046	1,771,879
Invesco Dynamic Credit Opportunities Fund	217,311	1,808,027
Invesco Senior Income Trust	477,821	1,586,366
KKR Income Opportunities Fund	193,550	2,123,243
Nuveen Credit Strategies Income Fund	472,191	2,785,927
Nuveen Floating Rate Income Fund	243,655	1,844,468
Nuveen Floating Rate Income Opportunity Fund	261,150	1,945,567
Nuveen Senior Income Fund	421,234	1,878,704
Nuveen Short Duration Credit Opportunities Fund	175,642	1,960,165
Pioneer Floating Rate Trust	202,513	1,697,059
Voya Prime Rate Trust	378,484	1,498,797

Total Closed End Funds
(Cost $53,764,037)		42,029,929

RIGHT - 0.0%(1)

Financials - 0.0%(1)
Golub Capital BDC, Inc., expiring 05/11/20*
(Cost $–)	34,031	21,899

TOTAL INVESTMENTS - 96.3%
(Cost $160,707,700)		106,289,659
Other Assets in Excess of Liabilities - 3.7%		4,035,173
Net Assets - 100.0%		$110,324,832

*Non-income producing security.

(1)Amount rounds to less than 0.05%.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2020.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$64,237,831	$—	$—	$64,237,831
Closed End Funds	42,029,929	—	—	42,029,929
Rights	21,899	—	—	21,899
Total	$106,289,659	$—	$—	$106,289,659

Schedule of Investments — Virtus Real Asset Income ETF

April 30, 2020 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

COMMON STOCKS - 95.5%

Communication Services - 5.1%
Cogent Communications Holdings, Inc.	12,531	$1,050,474
KT Corp. (South Korea)(1)	127,147	1,247,312
Orange SA (France)(1)	70,356	846,383
Telecom Argentina SA (Argentina)(1)	104,154	715,538
Telefonica Brasil SA (Brazil)(1)	90,244	758,049
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)(1)	51,503	1,117,100
Total Communication Services		5,734,856

Consumer Staples - 0.9%
Ingredion, Inc.	12,646	1,026,855

Energy - 32.5%
Black Stone Minerals LP	204,400	1,246,840
Canadian Natural Resources Ltd. (Canada)	102,314	1,714,783
Cheniere Energy Partners LP	38,971	1,314,492
China Petroleum & Chemical Corp. (China)(1)	19,313	959,470
CNOOC Ltd. (China)(1)	9,542	1,072,235
CNX Midstream Partners LP	116,455	879,235
CVR Energy, Inc.	51,618	1,231,089
Delek Logistics Partners LP	123,468	2,421,207
Delek US Holdings, Inc.	64,033	1,495,171
Dorchester Minerals LP	93,233	1,156,089
Enbridge, Inc. (Canada)	35,868	1,100,430
EQM Midstream Partners LP	78,059	1,572,108
Equinor ASA (Norway)(1)	92,774	1,259,871
Kinder Morgan, Inc.	77,139	1,174,827
Marathon Petroleum Corp.	51,158	1,641,149
ONEOK, Inc.	43,340	1,297,166
PetroChina Co. Ltd. (China)(1)	27,821	996,826
Phillips 66	20,234	1,480,522
Phillips 66 Partners LP	28,970	1,232,673
RPC, Inc.	384,773	1,312,076
Shell Midstream Partners LP	97,142	1,427,016
Suncor Energy, Inc. (Canada)	80,127	1,430,267
TC Energy Corp. (Canada)	25,406	1,177,822
Transportadora de Gas del Sur SA Class B (Argentina)*(1)	221,413	1,014,072
Valero Energy Corp.	26,096	1,653,182
Viper Energy Partners LP	164,163	1,523,433
Western Midstream Partners LP	208,424	1,809,120
Total Energy		36,593,171

Industrials - 1.1%
Grupo Aeroportuario del Pacifico SAB de CV (Mexico)(1)	19,199	1,190,338

Materials - 16.7%
BHP Group Ltd. (Australia)(1)	26,786	1,089,655
Compass Minerals International, Inc.	22,532	1,107,673
Eastman Chemical Co.	22,187	1,342,535
Huntsman Corp.	66,103	1,111,191

Security Description	Shares	Value

COMMON STOCKS (continued)

Materials (continued)
ICL Ltd. (Israel)	286,252	$ 1,016,195
LyondellBasell Industries NV Class A	21,039	1,219,210
Newmont Corp.	20,464	1,217,199
Norbord, Inc. (Canada)	83,231	1,347,510
PolyOne Corp.	55,870	1,301,212
Rio Tinto PLC (Australia)(1)	23,337	1,077,936
Schweitzer-Mauduit International, Inc.	40,465	1,303,782
Sinopec Shanghai Petrochemical Co. Ltd. (China)(1)	39,202	1,042,381
Southern Copper Corp. (Peru)	36,098	1,171,019
Steel Dynamics, Inc.	47,479	1,152,315
Ternium SA (Luxembourg)(1)	82,542	1,121,746
Westlake Chemical Partners LP	66,218	1,190,600
Total Materials		18,812,159

Real Estate - 30.7%
American Campus Communities, Inc.	40,925	1,444,243
Apartment Investment and Management Co. Class A	33,568	1,264,507
Brandywine Realty Trust	108,293	1,208,550
Brixmor Property Group, Inc.	98,521	1,128,065
CareTrust REIT, Inc.	62,424	1,028,747
CoreSite Realty Corp.	9,082	1,100,648
CubeSmart	40,811	1,028,437
EPR Properties	49,893	1,467,852
Gaming and Leisure Properties, Inc.	43,111	1,217,455
Getty Realty Corp.	47,249	1,283,283
Global Medical REIT, Inc.	93,808	977,479
Highwoods Properties, Inc.	29,774	1,155,529
Iron Mountain, Inc.	37,937	917,317
Lamar Advertising Co. Class A	26,326	1,517,694
Medical Properties Trust, Inc.	65,413	1,121,179
MGM Growth Properties LLC Class A	51,388	1,293,436
National Health Investors, Inc.	23,107	1,272,271
National Retail Properties, Inc.	31,499	1,028,127
Omega Healthcare Investors, Inc.	38,282	1,115,920
Piedmont Office Realty Trust, Inc. Class A	59,320	1,029,202
Public Storage	5,289	980,845
Realty Income Corp.	19,659	1,079,672
Ryman Hospitality Properties, Inc.	34,603	1,222,870
Saul Centers, Inc.	30,809	1,004,990
Simon Property Group, Inc.	16,899	1,128,346
SL Green Realty Corp.	20,693	1,097,764
STAG Industrial, Inc.	46,444	1,219,155
Summit Hotel Properties, Inc.	234,864	1,423,276
Washington Prime Group, Inc.	780,122	670,749
Weingarten Realty Investors	65,183	1,185,679
Total Real Estate		34,613,287

Schedule of Investments — Virtus Real Asset Income ETF (continued)

April 30, 2020 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

COMMON STOCKS (continued)

Utilities - 8.5%
Algonquin Power & Utilities Corp. (Canada)	88,634	$ 1,227,581
Avista Corp.	25,751	1,108,323
Brookfield Infrastructure Corp. Class A (Canada)*	3,680	154,045
Brookfield Infrastructure Partners LP (Canada)	31,385	1,229,978
Brookfield Renewable Partners LP (Canada)	27,706	1,299,134
Dominion Energy, Inc.	14,370	1,108,358
Enel Americas SA (Chile)(1)	156,346	1,264,839
Enel Chile SA (Chile)(1)	273,376	1,096,238
OGE Energy Corp.	35,868	1,130,560
Total Utilities		9,619,056

Total Common Stocks
(Cost $144,546,351)		107,589,722

TOTAL INVESTMENTS - 95.5%
(Cost $144,546,351)		107,589,722
Other Assets in Excess of Liabilities - 4.5%		5,034,487
Net Assets - 100.0%		$112,624,209

*Non-income producing security.

(1)American Depositary Receipts.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2020.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$107,589,722	$—	$—	$107,589,722
Total	$107,589,722	$—	$—	$107,589,722

Schedule of Investments — Virtus WMC Global Factor Opportunities ETF

April 30, 2020 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

COMMON STOCKS - 99.1%

Communication Services - 7.8%
Alphabet, Inc. Class A*	33	$44,441
CD Projekt SA (Poland)	124	10,688
Chunghwa Telecom Co. Ltd. (Taiwan)	3,074	11,319
Comcast Corp. Class A	425	15,993
Deutsche Telekom AG (Germany)*	1,094	15,975
Discovery, Inc. Class A*	1,190	26,680
Facebook, Inc. Class A*	602	123,235
IAC/InterActiveCorp*	98	21,901
NAVER Corp. (South Korea)	61	9,887
NetEase, Inc. (China)(1)	28	9,659
Nintendo Co., Ltd. (Japan)	24	9,986
NTT DOCOMO, Inc. (Japan)	391	11,470
Rogers Communications, Inc. Class B (Canada)	278	11,644
SK Telecom Co. Ltd. (South Korea)	78	13,539
Telstra Corp. Ltd. (Australia)	4,281	8,509
Verizon Communications, Inc.	188	10,801
Vodafone Group PLC (United Kingdom)	7,084	10,005
Total Communication Services		365,732

Consumer Discretionary - 11.1%
Aisin Seiki Co. Ltd. (Japan)	346	10,043
Alibaba Group Holding Ltd. (China)*(1)	101	20,470
Amazon.com, Inc.*	64	158,336
Berkeley Group Holdings PLC (United Kingdom)	194	10,221
Booking Holdings, Inc.*	33	48,859
Continental AG (Germany)*	173	14,636
Domino’s Pizza, Inc.	62	22,440
Expedia Group, Inc.	299	21,223
Faurecia SE (France)	248	8,985
Ferrari NV (Italy)	86	13,515
Fiat Chrysler Automobiles NV (United Kingdom)	1,567	13,765
Ford Motor Co.	2,220	11,300
Haier Electronics Group Co. Ltd. (China)	3,323	9,151
Home Product Center PCL (Thailand)	32,949	13,850
JD.com, Inc. (China)*(1)	233	10,042
Kia Motors Corp. (South Korea)	515	12,532
Lear Corp.	108	10,546
Lululemon Athletica, Inc.*	117	26,147
NVR, Inc.*	8	24,800
Panasonic Corp. (Japan)	1,737	13,383
Sands China Ltd. (Macau)	3,959	16,290
Subaru Corp. (Japan)	499	10,113
Toyota Motor Corp. (Japan)	183	11,367
Vipshop Holdings Ltd. (China)*(1)	655	10,434
Total Consumer Discretionary		522,448

Consumer Staples - 8.5%
Aeon Co. Ltd. (Japan)	779	15,763
Beiersdorf AG (Germany)	159	16,654
Carlsberg A/S Class B (Denmark)	126	15,888

Security Description	Shares	Value

COMMON STOCKS (continued)

Consumer Staples (continued)
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	2	$ 15,592
Clorox Co. (The)	41	7,644
Coca-Cola Co. (The)	392	17,989
Colgate-Palmolive Co.	141	9,908
Costco Wholesale Corp.	33	9,999
Danone SA (France)	220	15,251
Diageo PLC (United Kingdom)	620	21,474
General Mills, Inc.	134	8,025
Genting Plantations Bhd (Malaysia)	6,608	14,738
Heineken NV (Netherlands)	143	12,164
JBS SA	1,550	6,795
Kimberly-Clark Corp.	65	9,001
Koninklijke Ahold Delhaize NV (Netherlands)	589	14,303
L’Oreal SA (France)*	58	16,862
Mondelez International, Inc. Class A	214	11,008
Mowi ASA (Norway)	584	10,004
Nestle SA (Switzerland)	269	28,398
NH Foods Ltd. (Japan)	294	10,561
PepsiCo, Inc.	151	19,976
Procter & Gamble Co. (The)	132	15,559
Shiseido Co., Ltd. (Japan)	147	8,737
Tesco PLC (United Kingdom)	3,461	10,248
Unilever NV (United Kingdom)	362	18,082
Unilever PLC (United Kingdom)	354	18,289
Walmart, Inc.	97	11,790
Yamazaki Baking Co., Ltd. (Japan)	415	7,344
Total Consumer Staples		398,046

Energy - 3.2%
Chevron Corp.	236	21,712
China Petroleum & Chemical Corp. Class H (China)	33,609	16,994
EOG Resources, Inc.	488	23,185
Equinor ASA (Norway)	712	9,969
JXTG Holdings, Inc. (Japan)	3,689	13,155
LUKOIL PJSC (Russia)(1)	380	24,537
MOL Hungarian Oil & Gas PLC (Hungary)	1,818	11,541
Suncor Energy, Inc. (Canada)	651	11,608
TC Energy Corp. (Canada)	399	18,363
Total Energy		151,064

Financials - 13.1%
AIA Group Ltd. (Hong Kong)	2,100	19,490
Allianz SE (Germany)	101	18,692
American Express Co.	137	12,501
Arthur J Gallagher & Co.	193	15,150
Aviva PLC (United Kingdom)	2,751	8,378
Bank Central Asia Tbk PT (Indonesia)	5,063	8,799
Berkshire Hathaway, Inc. Class B*	53	9,930
BlackRock, Inc.	70	35,143
Capital One Financial Corp.	156	10,103

Schedule of Investments — Virtus WMC Global Factor Opportunities ETF (continued)

April 30, 2020 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

COMMON STOCKS (continued)

Financials (continued)
Cboe Global Markets, Inc.	166	$ 16,497
China Construction Bank Corp. Class H (China)	17,053	13,902
Citigroup, Inc.	300	14,568
CME Group, Inc.	185	32,969
Commonwealth Bank of Australia (Australia)	483	19,731
CrediCorp. Ltd. (Peru)	59	8,792
Dai-ichi Life Holdings, Inc. (Japan)	993	12,594
Globe Life, Inc.	107	8,810
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	455	14,790
Industrial & Commercial Bank of China Ltd. Class H (China)	19,299	13,119
Intercontinental Exchange, Inc.	328	29,340
MarketAxess Holdings, Inc.	53	24,116
Moody’s Corp.	120	29,268
National Australia Bank Ltd. (Australia)	1,388	15,340
Oversea-Chinese Banking Corp. Ltd. (Singapore)	1,895	12,148
Ping An Insurance Group Co. of China Ltd. Class H (China)	1,306	13,426
Progressive Corp. (The)	389	30,070
Prudential Financial, Inc.	250	15,592
Royal Bank of Canada (Canada)	254	15,626
S&P Global, Inc.	133	38,953
Swedbank AB Class A (Sweden)*	680	8,041
Swiss Life Holding AG (Switzerland)	35	12,397
Taiwan Business Bank (Taiwan)	32,185	11,743
TD Ameritrade Holding Corp.	441	17,318
Toronto-Dominion Bank (The) (Canada)	457	19,095
Westpac Banking Corp. (Australia)	1,701	18,046
Yuanta Financial Holding Co., Ltd. (Taiwan)	20,166	11,596
Total Financials		616,073

Health Care - 17.5%
Abbott Laboratories	146	13,445
AbbVie, Inc.	167	13,727
ABIOMED, Inc.*	83	15,874
Alexion Pharmaceuticals, Inc.*	310	33,316
Alfresa Holdings Corp. (Japan)	568	11,422
Align Technology, Inc.*	86	18,477
AmerisourceBergen Corp.	253	22,684
Anthem, Inc.	38	10,668
AstraZeneca PLC (United Kingdom)	312	32,702
Baxter International, Inc.	94	8,345
Becton Dickinson and Co.	38	9,596
Biogen, Inc.*	37	10,983
BioMerieux (France)	81	10,057
Bristol-Myers Squibb Co.	535	32,533
Centene Corp.*	415	27,631
Cigna Corp.	203	39,743
Coloplast A/S Class B (Denmark)	86	13,602

Security Description	Shares	Value

COMMON STOCKS (continued)

Health Care (continued)
CSL Ltd. (Australia)	96	$ 19,358
Danaher Corp.	89	14,548
GlaxoSmithKline PLC (United Kingdom)	757	15,837
H Lundbeck A/S (Denmark)	277	10,093
Intuitive Surgical, Inc.*	61	31,164
Jazz Pharmaceuticals PLC*	80	8,820
Johnson & Johnson	153	22,956
Merck & Co., Inc.	166	13,170
Merck KGaA (Germany)*	94	10,929
Novartis AG (Switzerland)	225	19,175
Novo Nordisk A/S Class B (Denmark)	231	14,733
Pfizer, Inc.	507	19,448
Regeneron Pharmaceuticals, Inc.*	87	45,752
Roche Holding AG (Switzerland)	66	22,937
Sartorius Stedim Biotech (France)*	51	12,240
Suzuken Co. Ltd. (Japan)	367	14,227
Thermo Fisher Scientific, Inc.	190	63,589
UCB SA (Belgium)*	117	10,711
UnitedHealth Group, Inc.	263	76,920
Veeva Systems, Inc. Class A*	160	30,528
Vifor Pharma AG (Switzerland)	62	9,317
Wuxi Biologics Cayman, Inc. (China)*(2)	589	9,193
Total Health Care		820,450

Industrials - 10.2%
Airbus SE (France)*	272	17,252
Alstom SA (France)	228	9,335
AMETEK, Inc.	134	11,239
Canadian National Railway Co. (Canada)	171	14,141
China National Chemical Engineering Co., Ltd. Class A (China)	21,400	18,723
Copart, Inc.*	267	21,389
Daikin Industries Ltd. (Japan)	65	8,483
East Japan Railway Co. (Japan)	168	12,325
Equifax, Inc.	144	20,002
HEICO Corp.	202	17,695
IHS Markit Ltd.	374	25,170
Kintetsu Group Holdings Co., Ltd. (Japan)	163	7,837
L3Harris Technologies, Inc.	150	29,055
Legrand SA (France)	179	12,068
Nippon Express Co. Ltd. (Japan)	206	10,155
Obayashi Corp. (Japan)	1,554	13,786
Recruit Holdings Co. Ltd. (Japan)	328	9,725
Roper Technologies, Inc.	75	25,577
Siemens AG (Germany)	284	26,354
Thales SA (France)	112	8,486
Toppan Printing Co. Ltd. (Japan)	1,075	16,148
Toshiba Corp. (Japan)	537	13,446
TransDigm Group, Inc.	49	17,791
TransUnion	261	20,564

Schedule of Investments — Virtus WMC Global Factor Opportunities ETF (continued)

April 30, 2020 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

COMMON STOCKS (continued)

Industrials (continued)
Verisk Analytics, Inc.	171	$ 26,134
Vinci SA (France)	136	11,133
Volvo AB Class B (Sweden)*	928	12,000
Waste Management, Inc.	131	13,103
Weichai Power Co. Ltd. Class H (China)	4,714	8,245
West Japan Railway Co. (Japan)	199	12,363
Wolters Kluwer NV (Netherlands)	134	9,856
Total Industrials		479,580

Information Technology - 22.2%
Accenture PLC Class A (Ireland)	316	58,520
Adobe, Inc.*	222	78,508
ANSYS, Inc.*	89	23,303
Arista Networks, Inc.*	69	15,132
ASML Holding NV (Netherlands)	98	29,066
Canon, Inc. (Japan)	404	8,600
CDW Corp.	183	20,276
Cisco Systems, Inc.	350	14,833
Compal Electronics, Inc. (Taiwan)	21,169	13,597
Dell Technologies, Inc. Class C*	378	16,137
EPAM Systems, Inc.*	101	22,310
Fidelity National Information Services, Inc.	314	41,413
Fiserv, Inc.*	322	33,185
FleetCor Technologies, Inc.*	105	25,331
Fujitsu Ltd. (Japan)	117	11,486
Gartner, Inc.*	131	15,564
Global Payments, Inc.	213	35,362
Hexagon AB Class B (Sweden)*	211	10,535
Hon Hai Precision Industry Co. Ltd. (Taiwan)	4,222	10,933
Intel Corp.	326	19,554
Intuit, Inc.	134	36,155
Keyence Corp. (Japan)	38	13,728
Leidos Holdings, Inc.	167	16,501
Mastercard, Inc. Class A	245	67,368
Microsoft Corp.	195	34,946
NEC Corp. (Japan)	335	13,002
Nokia OYJ (Finland)	4,191	15,266
NXP Semiconductors NV (Netherlands)	102	10,156
Oracle Corp.	227	12,024
Paycom Software, Inc.*	78	20,360
Quanta Computer, Inc. (Taiwan)	5,802	12,663
Samsung Electronics Co., Ltd. (South Korea)	538	22,077
SAP SE (Germany)	221	26,384
ServiceNow, Inc.*	116	40,779
SK Hynix, Inc. (South Korea)	143	9,823
SS&C Technologies Holdings, Inc.	340	18,754
STMicroelectronics NV (Switzerland)	496	12,887
Synnex Technology International Corp. (Taiwan)	8,195	10,996

Security Description	Shares	Value

COMMON STOCKS (continued)

Information Technology (continued)
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	2,034	$ 20,828
Telefonaktiebolaget LM Ericsson Class B (Sweden)	1,883	16,426
Tokyo Electron Ltd. (Japan)	58	12,398
Visa, Inc. Class A	439	78,458
WPG Holdings Ltd. (Taiwan)	12,177	15,950
Total Information Technology		1,041,574

Materials - 3.2%
Air Liquide SA (France)	109	13,868
AngloGold Ashanti Ltd. (South Africa)	500	12,535
Barrick Gold Corp. (Canada)	482	12,407
BHP Group PLC (Australia)	564	9,492
Franco-Nevada Corp. (Canada)	75	9,923
Freeport-McMoRan, Inc.	1,404	12,397
Givaudan SA (Switzerland)	5	16,747
Jiangxi Copper Co. Ltd. Class H (China)	10,070	9,846
Koninklijke DSM NV (Netherlands)	95	11,634
POSCO (South Korea)	81	12,265
Symrise AG (Germany)	104	10,522
Xinjiang Zhongtai Chemical Co., Ltd. Class A (China)	25,500	16,995
Total Materials		148,631

Real Estate - 0.6%
Ascendas Real Estate Investment Trust (Singapore)	6,523	13,738
Equity Residential	126	8,198
Redefine Properties Ltd. (South Africa)	58,940	7,218
Total Real Estate		29,154

Utilities - 1.7%
CMS Energy Corp.	252	14,387
Consolidated Edison, Inc.	144	11,347
Dominion Energy, Inc.	99	7,636
Fortis, Inc. (Canada)	431	16,702
WEC Energy Group, Inc.	159	14,397
Xcel Energy, Inc.	218	13,856
Total Utilities		78,325

Total Common Stocks
(Cost $4,534,135)		4,651,077

PREFERRED STOCK - 0.3%

Consumer Discretionary - 0.3%
Bayerische Motoren Werke AG, 8.12% (Germany) (Cost $9,083)	242	11,462

Schedule of Investments — Virtus WMC Global Factor Opportunities ETF (continued)

April 30, 2020 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

RIGHT - 0.0%(3)

Health Care - 0.0%(3)
Bristol-Myers Squibb Co. CVR*
(Cost $554)	241	$1,087

TOTAL INVESTMENTS - 99.4%
(Cost $4,543,772)		4,663,626
Other Assets in Excess of Liabilities - 0.6%		29,150
Net Assets - 100.0%		$4,692,776

*Non-income producing security.

(1)American Depositary Receipts.

(2)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At April 30, 2020, the aggregate value of these securities was $9,193, or 0.2% of net assets.

(3)Amount rounds to less than 0.05%.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2020.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$4,651,077	$—	$—	$4,651,077
Preferred Stock	11,462	—	—	11,462
Right	1,087	—	—	1,087
Total	$4,663,626	$—	$—	$4,663,626

Statements of Assets and Liabilities

April 30, 2020 (unaudited)

The accompanying notes are an integral part of these financial statements.

	InfraCap REIT Preferred ETF	Virtus InfraCap U.S. Preferred Stock ETF	Virtus LifeSci Biotech Clinical Trials ETF	Virtus LifeSci Biotech Products ETF
Assets:
Investments, at cost	$44,688,058	$126,432,376	$36,689,137	$26,186,791
Investments, at value	41,957,238	108,172,633	33,065,846	23,791,201
Cash	635,353	734,288	432,037	294,882
Due from brokers	—	106,652	—	—
Receivables:
Dividends and interest	66,762	99,060	8	4
Capital shares sold	—	3,343,584	—	—
Securities lending	—	—	8	—
Investment securities sold	—	625,460	—	—
Prepaid expenses	57	57	57	57
Total Assets	42,659,410	113,081,734	33,497,956	24,086,144
Liabilities:
Borrowings	—	17,269,970	—	—
Payables:
Investment securities purchased	—	6,877,182	—	—
Advisory fees	14,411	44,082	19,658	15,781
Total Liabilities	14,411	24,191,234	19,658	15,781
Net Assets	$42,644,999	$88,890,500	$33,478,298	$24,070,363
Net Assets Consist of:
Paid-in capital	$53,584,126	$127,603,529	$59,152,328	$34,993,806
Total distributable earnings (accumulated deficit)	(10,939,127)	(38,713,029)	(25,674,030)	(10,923,443)
Net Assets	$42,644,999	$88,890,500	$33,478,298	$24,070,363
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	2,100,004	5,200,004	950,004	550,004

Net asset value per share	$20.31	$17.09	$35.24	$43.76

Statements of Assets and Liabilities (continued)

April 30, 2020 (unaudited)

The accompanying notes are an integral part of these financial statements.

	Virtus Newfleet Multi-Sector Bond ETF	Virtus Private Credit Strategy ETF	Virtus Real Asset Income ETF	Virtus WMC Global Factor Opportunities ETF
Assets:
Investments, at cost	$21,851,118	$160,707,700	$144,546,351	$4,543,772
Investments, at value	20,818,913	106,289,659	107,589,722	4,663,626
Cash	4,166	3,892,439	4,692,087	18,416
Foreign currency(a)	2	—	—	4,791
Receivables:
Dividends and interest	191,042	204,731	299,461	7,290
Investment securities sold	58,786	—	1,035,507	1,048
Due from Adviser	47,815	—	—	—
Securities lending	—	—	7	—
Tax reclaim	—	—	—	413
Prepaid expenses	171	—	—	57
Total Assets	21,120,895	110,386,829	113,616,784	4,695,641
Liabilities:
Payables:
Investment securities purchased	364,825	—	—	1,052
Capital shares payable	—	—	946,421	—
Advisory fees	—	61,997	46,154	1,805
Professional fees	13,866	—	—	—
Trustee fees	871	—	—	—
Other accrued expenses	58,735	—	—	8
Total Liabilities	438,297	61,997	992,575	2,865
Net Assets	$20,682,598	$110,324,832	$112,624,209	$4,692,776
Net Assets Consist of:
Paid-in capital	$25,238,554	$197,599,259	$195,105,047	$5,000,100
Total distributable earnings (accumulated deficit)	(4,555,956)	(87,274,427)	(82,480,838)	(307,324)
Net Assets	$20,682,598	$110,324,832	$112,624,209	$4,692,776
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	900,004	6,500,004	5,950,004	200,004

Net asset value per share	$22.98	$16.97	$18.93	$23.46
(a) Foreign currency, at cost	$3	$—	$—	$4,685

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the Period Ended April 30, 2020 (unaudited)

	InfraCap REIT Preferred ETF	Virtus InfraCap U.S. Preferred Stock ETF	Virtus LifeSci Biotech Clinical Trials ETF	Virtus LifeSci Biotech Products ETF
Investment Income:
Dividend income	$1,032,498	$3,107,983	$7,293	$22,104
Interest income	827	1,846	162	301
Securities lending, net of fees	—	—	105,689	41,312
Total Investment Income	1,033,325	3,109,829	113,144	63,717
Expenses:
Advisory fees	98,708	363,020	127,921	102,357
Dividend and interest expenses	—	453,522	—	—
Total Expenses	98,708	816,542	127,921	102,357
Net Investment Income (Loss)	934,617	2,293,287	(14,777)	(38,640)
Net Realized Gain (Loss) on:
Investments	(6,651,908)	(13,740,514)	(1,362,316)	(2,531,364)
In-kind redemptions	(338,697)	(3,541,365)	6,540,222	2,720,434
Written options	—	(546,642)	—	—
Securities sold short	—	(453,524)	—	—
Total Net Realized Gain (Loss)	(6,990,605)	(18,282,045)	5,177,906	189,070
Change in Net Unrealized Appreciation (Depreciation) on:
Investments	(3,598,444)	(20,043,351)	2,610,668	3,866,982
Written options	—	(10,962)	—	—
Securities sold short	—	89,826	—	—
Total Change in Net Unrealized Appreciation (Depreciation)	(3,598,444)	(19,964,487)	2,610,668	3,866,982
Net Realized and Change in Unrealized Gain (Loss)	(10,589,049)	(38,246,532)	7,788,574	4,056,052
Net Increase (Decrease) in Net Assets Resulting from Operations	$(9,654,432)	$(35,953,245)	$7,773,797	$4,017,412

The accompanying notes are an integral part of these financial statements.

Statements of Operations (continued)

For the Period Ended April 30, 2020 (unaudited)

	Virtus Newfleet Multi-Sector Bond ETF	Virtus Private Credit Strategy ETF	Virtus Real Asset Income ETF	Virtus WMC Global Factor Opportunities ETF
Investment Income:
Dividend income (net of foreign withholding taxes)	$4,471	$8,815,989	$3,493,785	$45,821
Interest income	508,781	3,351	4,563	27
Securities lending, net of fees	—	67,023	50,168	—
Total Investment Income	513,252	8,886,363	3,548,516	45,848
Expenses:
Advisory fees	58,733	728,864	600,601	12,456
Pricing fees	26,127	—	—	—
Professional fees	18,483	—	—	—
Accounting and administration fees	9,953	—	—	—
Transfer agent fees	7,046	—	—	—
Report to shareholders fees	5,626	—	—	—
Trustee fees	4,909	—	—	—
Exchange listing fees	3,696	—	—	—
Insurance fees	3,557	—	—	—
Custody fees	1,837	—	—	—
Tax expense	—	57	57	—
Other expenses	1,372	—	—	—
Total Expenses	141,339	728,921	600,658	12,456
Less expense waivers/reimbursements	(75,946)	—	—	—
Net Expenses	65,393	728,921	600,658	12,456
Net Investment Income	447,859	8,157,442	2,947,858	33,392
Net Realized Gain (Loss) on:
Investments	(58,857)	(2,535,197)	(13,665,343)	(319,810)
In-kind redemptions	—	(28,347,090)	(29,616,591)	—
Foreign currency transactions	(15)	—	(139)	(1,295)
Total Net Realized Loss	(58,872)	(30,882,287)	(43,282,073)	(321,105)
Change in Net Unrealized Appreciation (Depreciation) on:
Investments	(1,367,672)	(46,996,612)	(30,653,185)	(191,558	)(1)
Foreign currency translations	(926)	—	—	26
Total Change in Net Unrealized Depreciation	(1,368,598)	(46,996,612)	(30,653,185)	(191,532)
Net Realized and Change in Unrealized Loss	(1,427,470)	(77,878,899)	(73,935,258)	(512,637)
Net Decrease in Net Assets Resulting from Operations	$(979,611)	(69,721,457)	$(70,987,400)	$(479,245)
Foreign withholding taxes	$—	$—	$99,825	$5,765

(1)Net of change in deferred taxes of $9.

Statements of Changes in Net Assets

The accompanying notes are an integral part of these financial statements.

	InfraCap REIT Preferred ETF		Virtus InfraCap U.S. Preferred Stock ETF
	For the Six Months Ended April 30, 2020 (unaudited)	For the Year Ended October 31, 2019	For the Six Months Ended April 30, 2020 (unaudited)	For the Year Ended October 31, 2019
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$934,617	$1,368,182	$2,293,287	$1,809,801
Net realized gain (loss)	(6,990,605)	(136,685)	(18,282,045)	2,281,462
Net change in unrealized appreciation (depreciation)	(3,598,444)	1,993,610	(19,964,487)	1,923,931
Net increase (decrease) in net assets resulting from operations	(9,654,432)	3,225,107	(35,953,245)	6,015,194
Distributions to Shareholders	(1,415,003)	(1,369,330)	(5,647,005)	(2,935,509)
Distributions to Shareholders from return of capital	—	(249,926)	—	—
Total distributions	(1,415,003)	(1,619,256)	(5,647,005)	(2,935,509)
Shareholder Transactions:
Proceeds from shares sold	18,788,796	15,051,231	57,774,953	79,327,661
Cost of shares redeemed	(2,959,696)	(1,240,219)	(15,809,062)	—
Net increase in net assets resulting from shareholder transactions	15,829,100	13,811,012	41,965,891	79,327,661
Increase in net assets	4,759,665	15,416,863	365,641	82,407,346
Net Assets:
Beginning of period/year	37,885,334	22,468,471	88,524,859	6,117,513
End of period/year	$42,644,999	$37,885,334	$88,890,500	$88,524,859
Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	1,500,004	950,004	3,350,004	250,004
Shares sold	750,000	600,000	2,650,000	3,100,000
Shares redeemed	(150,000)	(50,000)	(800,000)	—
Shares outstanding, end of period/year	2,100,004	1,500,004	5,200,004	3,350,004

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (continued)

	Virtus LifeSci Biotech Clinical Trials ETF		Virtus LifeSci Biotech Products ETF
	For the Six Months Ended April 30, 2020 (unaudited)	For the Year Ended October 31, 2019	For the Six Months Ended April 30, 2020 (unaudited)	For the Year Ended October 31, 2019
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment loss	$(14,777)	$(137,520)	$(38,640)	$(156,958)
Net realized gain (loss)	5,177,906	(7,388,734)	189,070	1,499,180
Net change in unrealized appreciation (depreciation)	2,610,668	6,791,199	3,866,982	(1,071,625)
Net increase (decrease) in net assets resulting from operations	7,773,797	(735,055)	4,017,412	270,597
Shareholder Transactions:
Proceeds from shares sold	16,714,742	9,050,920	4,365,242	18,385,750
Cost of shares redeemed	(14,785,410)	(20,809,840)	(10,817,483)	(19,398,700)
Net increase (decrease) in net assets resulting from shareholder transactions	1,929,332	(11,758,920)	(6,452,241)	(1,012,950)
Increase (decrease) in net assets	9,703,129	(12,493,975)	(2,434,829)	(742,353)
Net Assets:
Beginning of period/year	23,775,169	36,269,144	26,505,192	27,247,545
End of period/year	$33,478,298	$23,775,169	$24,070,363	$26,505,192
Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	900,004	1,350,004	700,004	750,004
Shares sold	450,000	350,000	100,000	450,000
Shares redeemed	(400,000)	(800,000)	(250,000)	(500,000)
Shares outstanding, end of period/year	950,004	900,004	550,004	700,004

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (continued)

	Virtus Newfleet Multi-Sector Bond ETF		Virtus Private Credit Strategy ETF
	For the Six Months Ended April 30, 2020 (unaudited)	For the Year Ended October 31, 2019	For the Six Months Ended April 30, 2020 (unaudited)	For the Period February 7, 2019(1) Through October 31, 2019
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$447,859	$2,293,778	$8,157,442	$11,791,990
Net realized loss	(58,872)	(1,691,707)	(30,882,287)	(1,651,252)
Net change in unrealized appreciation (depreciation)	(1,368,598)	3,349,148	(46,996,612)	(7,421,429)
Net increase (decrease) in net assets resulting from operations	(979,611)	3,951,219	(69,721,457)	2,719,309
Distributions to Shareholders	(423,269)	(2,153,039)	(9,227,692)	(10,417,838)
Distributions to Shareholders from return of capital	—	(182,502)	—	—
Total distributions	(423,269)	(2,335,541)	(9,227,692)	(10,417,838)
Shareholder Transactions:
Proceeds from shares sold	—	8,370,585	35,182,143	233,033,982
Cost of shares redeemed	(2,449,783)	(84,410,262)	(57,252,512)	(13,991,103)
Net increase (decrease) in net assets resulting from shareholder transactions	(2,449,783)	(76,039,677)	(22,070,369)	219,042,879
Increase (decrease) in net assets	(3,852,663)	(74,423,999)	(101,019,518)	211,344,350
Net Assets:
Beginning of period/year	24,535,261	98,959,260	211,344,350	—
End of period/year	$20,682,598	$24,535,261	$110,324,832	$211,344,350
Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	1,000,004	4,150,004	8,550,004	—
Shares sold	—	350,000	1,650,000	9,100,004
Shares redeemed	(100,000)	(3,500,000)	(3,700,000)	(550,000)
Shares outstanding, end of period/year	900,004	1,000,004	6,500,004	8,550,004

(1)Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (continued)

	Virtus Real Asset Income ETF		Virtus WMC Global Factor Opportunities ETF
	For the Six Months Ended April 30, 2020 (unaudited)	For the Period February 7, 2019(1) Through October 31, 2019	For the Six Months Ended April 30, 2020 (unaudited)	For the Year Ended October 31, 2019
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$2,947,858	$4,682,189	$33,392	$104,656
Net realized loss	(43,282,073)	(210,537)	(321,105)	(119,315)
Net change in unrealized appreciation (depreciation)	(30,653,185)	(6,303,444)	(191,532)	506,017
Net increase (decrease) in net assets resulting from operations	(70,987,400)	(1,831,792)	(479,245)	491,358
Distributions to Shareholders	(3,507,428)	(4,789,847)	(109,100)	(205,032)
Shareholder Transactions:
Proceeds from shares sold	87,559,289	261,377,230	—	—
Cost of shares redeemed	(145,191,590)	(10,004,253)	—	—
Net increase (decrease) in net assets resulting from shareholder transactions	(57,632,301)	251,372,977	—	—
Increase (decrease) in net assets	(132,127,129)	244,751,338	(588,345)	286,326
Net Assets:
Beginning of period/year	244,751,338	—	5,281,121	4,994,795
End of period/year	$112,624,209	$244,751,338	$4,692,776	$5,281,121
Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	9,900,004	—	200,004	200,004
Shares sold	3,650,000	10,300,004	—	—
Shares redeemed	(7,600,000)	(400,000)	—	—
Shares outstanding, end of period/year	5,950,004	9,900,004	200,004	200,004

(1)Commencement of operations.

Statement of Cash Flows

For the Period Ended April 30, 2020 (unaudited)

The accompanying notes are an integral part of these financial statements.

Virtus InfraCap U.S. Preferred Stock ETF
Cash Flows From Operating Activities:
Net decrease in net assets from operations	$(35,953,245)
Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:
Purchases of investment securities	(68,414,730)
Proceeds from sales of investment securities	124,889,023
Net proceeds from purchased and written options	(415,275)
Net proceeds from securities sold short	11,260,657
Payments made to cover securities sold short	(17,536,609)
Net realized loss on investments	13,740,514
Net realized loss on securities sold shorts	453,524
Net realized loss on written options	546,642
Net realized loss on in-kind redemptions	3,541,365
Net change in unrealized depreciation on investments	20,043,351
Net change in unrealized appreciation on securities sold short	(89,826)
Net change in unrealized depreciation on written options	10,962
Increase in dividends and interest receivable	(6,242)
Increase in prepaid expenses	(57)
Decrease in due from brokers	4,825,993
Decrease in advisory fees payable	(9,867)
Net cash provided by operating activities	56,886,180

Cash Flows from Financing Activities:
Proceeds from borrowings	(1,951,186.00)
Payments for fund shares sold in excess of in-kind creations	(49,774,709)
Distributions paid	(5,647,005)
Net cash used in financing activities	(57,372,900)
Net increase in cash	(486,720)
Cash, beginning of period	1,221,008
Cash, end of period	$734,288

Supplementary information:
Interest paid on borrowings	$332,991

Non-cash financing activiities:
In-kind creations - Issued	70,102,582
In-kind creations - Redeemed	(19,621,682)

Financial Highlights

The accompanying notes are an integral part of these financial statements.

	InfraCap REIT Preferred ETF
	For the Six Months Ended April 30, 2020 (unaudited)		For the Year Ended October 31, 2019		For the Year Ended October 31, 2018		For the Period February 7, 2017(1) Through October 31, 2017
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$25.26		$23.65		$25.76		$25.06
Investment operations:
Net investment income(2)	0.49		1.32		1.21		1.03
Net realized and unrealized gain (loss)	(4.70)		1.83		(1.85)		0.60
Total from investment operations	(4.21)		3.15		(0.64)		1.63
Less Distributions from:
Net investment income	(0.74)		(1.30)		(1.23)		(0.93)
Return of capital	—		(0.24)		(0.24)		—
Total distributions	(0.74)		(1.54)		(1.47)		(0.93)
Net Asset Value, End of period	$20.31		$25.26		$23.65		$25.76
Net Asset Value Total Return(3)	(16.85)%		13.78%		(2.60)%		6.54%
Net assets, end of period (000’s omitted)	$42,645		$37,885		$22,468		$20,609
RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.45	%(4)	0.45	%(5)	0.45	%(5)	0.45	%(4)
Net investment income	4.26	%(4)	5.42%		4.93%		5.48	%(4)
Portfolio turnover rate(6)	35	%(7)	66%		70%		91	%(7)

(1)Commencement of operations.

(2)Based on average shares outstanding.

(3)Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(4)Annualized.

(5)The ratios of expenses to average net assets includes tax expense fees of less than 0.01%.

(6)Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

(7)Not annualized.

Financial Highlights (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus InfraCap U.S. Preferred Stock ETF
	For the Six Months Ended April 30, 2020 (unaudited)		For the Year Ended October 31, 2019		For the Period May 15, 2018(1) Through October 31, 2018
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$26.43		$24.47		$24.96
Investment operations:
Net investment income(2)	0.56		1.44		0.72
Net realized and unrealized gain (loss)	(8.48)		2.80		(0.45)
Total from investment operations	(7.92)		4.24		0.27
Less Distributions from:
Net investment income	(0.99)		(2.28)		(0.76)
Net realized gains	(0.43)		—		—
Total distributions	(1.42)		(2.28)		(0.76)
Net Asset Value, End of period	$17.09		$26.43		$24.47
Net Asset Value Total Return(3)	(30.96)%		18.37%		1.02%
Net assets, end of period (000’s omitted)	$88,891		$88,525		$6,118
RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	1.80	%(4),(5)	2.00	%(6),(7)	2.13	%(4),(8)
Net investment income	5.05	%(4)	5.66%		6.22	%(4)
Portfolio turnover rate(9)	76	%(10)	150%		55	%(10)

(1)Commencement of operations.

(2)Based on average shares outstanding.

(3)Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(4)Annualized.

(5)The ratios of expenses to average net assets include interest expense of 0.91% and dividend expense on securities sold short fees of 0.09%.

(6)The ratios of expenses to average net assets includes tax expense fees of less than 0.01%.

(7)The ratios of expenses to average net assets include interest expense of 0.75% and dividend expense on securities sold short fees of 0.45%.

(8)The ratios of expenses to average net assets include interest expense of 1.05% and dividend expense on securities sold short fees of 0.28%.

(9)Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

(10)Not annualized.

Financial Highlights (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus LifeSci Biotech Clinical Trials ETF
	For the Six Months Ended April 30, 2020 (unaudited)		For the Year Ended October 31, 2019		For the Year Ended October 31, 2018		For the Year Ended October 31, 2017	For the Year Ended October 31, 2016		For the Period December 16, 2014(1) Through October 31, 2015
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$26.42		$26.87		$27.73		$18.05	$27.37		$25.00
Investment operations:
Net investment loss(2)	(0.02)		(0.13)		(0.15)		(0.12)	(0.14)		(0.24)
Net realized and unrealized gain (loss)	8.84		(0.32)		(0.41)		9.80	(9.03)		2.61	(3)
Total from investment operations	8.82		(0.45)		(0.56)		9.68	(9.17)		2.37
Less Distributions from:
Net investment income	—		—		(0.30)		—	—		—
Net realized gains	—		—		—		—	(0.15)		—
Total distributions	—		—		(0.30)		—	(0.15)		—
Net Asset Value, End of period	$35.24		$26.42		$26.87		$27.73	$18.05		$27.37
Net Asset Value Total Return(4)	33.40%		(1.67)%		(2.05)%		53.66%	(33.73)%		9.46%
Net assets, end of period (000’s omitted)	$33,478		$23,775		$36,269		$30,501	$18,045		$23,261
RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.79	%(5)	0.79	%(6)	0.79	%(6)	0.83%	0.85	%(6)	0.85	%(5),(7)
Net investment loss	(0.09	)%(5)	(0.50)%		(0.45)%		(0.53)%	(0.67)%		(0.85	)%(5)
Portfolio turnover rate(8)	36	%(9)	67%		65%		45%	54%		76	%(9)

(1)Commencement of operations.

(2)Based on average shares outstanding.

(3)The per share amount of realized and unrealized gain (loss) on investments does not accord with the amounts reported in the Statements of Changes in Net Assets due to the timing of creation of Fund shares in relation to fluctuating market values.

(4)Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the year, reinvestment of dividends and distributions at net asset value during the year, and redemptions at net asset value on the last day of the year. Total return calculated for a period of less than one year is not annualized.

(5)Annualized.

(6)The ratios of expenses to average net assets includes tax expense fees of less than 0.01%.

(7)The ratios of expenses to average net assets includes interest expense fees of less than 0.01%.

(8)Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

(9)Not annualized.

Financial Highlights (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus LifeSci Biotech Products ETF
	For the Six Months Ended April 30, 2020 (unaudited)		For the Year Ended October 31, 2019		For the Year Ended October 31, 2018		For the Year Ended October 31, 2017	For the Year Ended October 31, 2016		For the Period December 16, 2014(1) Through October 31, 2015
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$37.86		$36.33		$39.34		$28.91	$30.50		$25.00
Investment operations:
Net investment income (loss)(2)	(0.06)		(0.20)		(0.21)		0.07	(0.12)		(0.17)
Net realized and unrealized gain (loss)	5.96		1.73		(2.73)		10.36	(1.07)		5.67	(3)
Total from investment operations	5.90		1.53		(2.94)		10.43	(1.19)		5.50
Less Distributions from:
Net investment income	—		—		(0.07)		—	—		—
Net realized gains	—		—		—		—	(0.40)		—
Total distributions	—		—		(0.07)		—	(0.40)		—
Net Asset Value, End of period	$43.76		$37.86		$36.33		$39.34	$28.91		$30.50
Net Asset Value Total Return(4)	15.58%		4.22%		(7.49)%		36.08%	(3.97)%		21.99%
Net assets, end of period (000’s omitted)	$24,070		$26,505		$27,248		$37,377	$23,130		$22,874
RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.79	%(5)	0.79	%(6)	0.79	%(6)	0.84%	0.85	%(6)	0.86	%(5),(7)
Net investment income (loss)	(0.30	)%(5)	(0.51)%		(0.49)%		0.19%	(0.43)%		(0.58	)%(5)
Portfolio turnover rate(8)	26	%(9)	41%		32%		34%	35%		45	%(9)

(1)Commencement of operations.

(2)Based on average shares outstanding.

(3)The per share amount of realized and unrealized gain (loss) on investments does not accord with the amounts reported in the Statements of Changes in Net Assets due to the timing of creation of Fund shares in relation to fluctuating market values.

(4)Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the year, reinvestment of dividends and distributions at net asset value during the year, and redemptions at net asset value on the last day of the year. Total return calculated for a period of less than one year is not annualized.

(5)Annualized.

(6)The ratios of expenses to average net assets includes tax expense fees of less than 0.01%.

(7)The ratios of expenses to average net assets includes interest expense fees of 0.01%.

(8)Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

(9)Not annualized.

Financial Highlights (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Newfleet Multi-Sector Bond ETF
	For the Six Months Ended April 30, 2020 (unaudited)		For the Year Ended October 31, 2019	For the Year Ended October 31, 2018	For the Year Ended October 31, 2017	For the Year Ended October 31, 2016		For the Period August 10, 2015(1) Through October 31, 2015
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$24.54		$23.85	$25.84	$25.96	$25.09		$25.00
Investment operations:
Net investment income(2)	0.49		1.06	1.12	1.09	0.95		0.05
Net realized and unrealized gain (loss)	(1.58)		0.74	(1.51)	0.22	0.85		0.07
Total from investment operations	(1.09)		1.80	(0.39)	1.31	1.80		0.12
Less Distributions from:
Net investment income	(0.47)		(1.02)	(1.15)	(1.10)	(0.93)		(0.03)
Net realized gains	—		—	(0.45)	(0.33)	—		—
Return of capital	—		(0.09)	—	—	—		—
Total distributions	(0.47)		(1.11)	(1.60)	(1.43)	(0.93)		(0.03)
Net Asset Value, End of period	$22.98		$24.54	$23.85	$25.84	$25.96		$25.09
Net Asset Value Total Return(3)	(4.48)%		7.74%	(1.62)%	5.26%	7.37%		0.47%
Net assets, end of period (000’s omitted)	$20,683		$24,535	$98,959	$169,284	$167,474		$153,035
RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses, net of expense waivers	0.60	%(4)	0.80%	0.80%	0.80%	0.80	%(5)	0.80	%(4)
Expenses, prior to expense waivers	1.29	%(4)	1.06%	0.86%	0.84%	0.91	%(5)	0.99	%(4)
Net investment income	4.10	%(4)	4.37%	4.51%	4.26%	3.75%		0.88	%(4)
Portfolio turnover rate(6)	51	%(7)	95%	82%	113%	100%		20	%(7)

(1)Commencement of operations.

(2)Based on average shares outstanding.

(3)Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(4)Annualized.

(5)The ratios of expenses to average net assets includes tax expense fees of less than 0.01%.

(6)Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

(7)Not annualized.

Financial Highlights (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Private Credit Strategy ETF
	For the Six Months Ended April 30, 2020 (unaudited)		For the Period February 7, 2019(1) Through October 31, 2019
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$24.72		$24.85
Investment operations:
Net investment income(2)	0.95		1.70
Net realized and unrealized loss	(7.68)		(0.45)
Total from investment operations	(6.73)		1.25
Less Distributions from:
Net investment income	(1.02)		(1.38)
Total distributions	(1.02)		(1.38)
Net Asset Value, End of period	$16.97		$24.72
Net Asset Value Total Return(3)	(27.68)%		5.03%
Net assets, end of period (000’s omitted)	$110,325		$211,344
RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.75	%(4),(5)	0.75	%(4)
Net investment income	8.39	%(4)	9.24	%(4)
Portfolio turnover rate(6)	10	%(7)	22	%(7)

(1)Commencement of operations.

(2)Based on average shares outstanding.

(3)Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(4)Annualized.

(5)The ratios of expenses to average net assets includes tax expense fees of less than 0.01%.

(6)Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

(7)Not annualized.

Financial Highlights (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Real Asset Income ETF
	For the Six Months Ended April 30, 2020 (unaudited)		For the Period February 7, 2019(1) Through October 31, 2019
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$24.72		$24.79
Investment operations:
Net investment income(2)	0.31		0.58
Net realized and unrealized loss	(5.77)		(0.12)
Total from investment operations	(5.46)		0.46
Less Distributions from:
Net investment income	(0.33)		(0.53)
Total distributions	(0.33)		(0.53)
Net Asset Value, End of period	$18.93		$24.72
Net Asset Value Total Return(3)	(22.08)%		1.87%
Net assets, end of period (000’s omitted)	$112,624		$244,751
RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.55	%(4),(5)	0.55	%(4)
Net investment income	2.70	%(4)	3.20	%(4)
Portfolio turnover rate(6)	62	%(7)	15	%(7)

(1)Commencement of operations.

(2)Based on average shares outstanding.

(3)Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(4)Annualized.

(5)The ratios of expenses to average net assets includes tax expense fees of less than 0.01%.

(6)Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

(7)Not annualized.

Financial Highlights (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus WMC Global Factor Opportunities ETF
	For the Six Months Ended April 30, 2020 (unaudited)		For the Year Ended October 31, 2019		For the Year Ended October 31, 2018		For the Period October 10, 2017(1) Through October 31, 2017
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$26.41		$24.97		$25.10		$25.00
Investment operations:
Net investment income(2)	0.17		0.52		0.50		0.01
Net realized and unrealized gain (loss)	(2.57)		1.95		(0.53)		0.09
Total from investment operations	(2.40)		2.47		(0.03)		0.10
Less Distributions from:
Net investment income	(0.55)		(0.49)		(0.10)		—
Net realized gains	—		(0.54)		—		—
Total distributions	(0.55)		(1.03)		(0.10)		—
Net Asset Value, End of period	$23.46		$26.41		$24.97		$25.10
Net Asset Value Total Return(3)	(9.36)%		10.60%		(0.11)%		0.38%
Net assets, end of period (000’s omitted)	$4,693		$5,281		$4,995		$5,019
RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.49	%(4)	0.49	%(5)	0.49	%(5)	0.49	%(4)
Net investment income	1.31	%(4)	2.08%		1.88%		0.76	%(4)
Portfolio turnover rate(6)	77	%(7)	88%		80%		23	%(7)

(1)Commencement of operations.

(2)Based on average shares outstanding.

(3)Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(4)Annualized.

(5)The ratios of expenses to average net assets includes tax expense fees of less than 0.01%.

(6)Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

(7)Not annualized.

Notes to Financial Statements

April 30, 2020 (unaudited)

1. ORGANIZATION

The ETFis Series Trust I (the “Trust”) was organized as a Delaware statutory trust on September 20, 2012 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”).

As of April 30, 2020, 10 funds of the Trust are offered for sale. The InfraCap REIT Preferred ETF, Virtus InfraCap U.S. Preferred Stock ETF, Virtus LifeSci Biotech Clinical Trials ETF, Virtus LifeSci Biotech Products ETF, Virtus Newfleet Multi-Sector Bond ETF, Virtus Private Credit Strategy ETF, Virtus Real Asset Income ETF and Virtus WMC Global Factor Opportunities ETF (each a “Fund” and collectively, the “Funds”), each a separate investment portfolio of the Trust, are presented herein. The offering of each Fund’s shares is registered under the Securities Act of 1933 (the “Securities Act”).

Funds	Commencement of Operations
InfraCap REIT Preferred ETF	February 7, 2017
Virtus InfraCap U.S. Preferred Stock ETF	May 15, 2018
Virtus LifeSci Biotech Clinical Trials ETF	December 16, 2014
Virtus LifeSci Biotech Products ETF	December 16, 2014
Virtus Newfleet Multi-Sector Bond ETF	August 10, 2015
Virtus Private Credit Strategy ETF	February 7, 2019
Virtus Real Asset Income ETF	February 7, 2019
Virtus WMC Global Factor Opportunities ETF	October 10, 2017

InfraCap REIT Preferred ETF, Virtus InfraCap U.S. Preferred Stock ETF, Virtus Private Credit Strategy ETF and Virtus Real Asset Income ETF are “non-diversified” Funds, as defined under the 1940 Act, as of the period ended April 30, 2020.

The Funds have the following investment objectives:

InfraCap REIT Preferred ETF seeks investment results that correspond, before fees and expenses, to the price and yield performance of the Indxx REIT Preferred Stock Index.

Virtus InfraCap U.S. Preferred Stock ETF seeks current income and, secondarily, capital appreciation.

Virtus LifeSci Biotech Clinical Trials ETF and Virtus LifeSci Biotech Products ETF seek investment results that correspond, before fees and expenses, to the price and yield performance of the LifeSci Biotechnology Clinical Trials Index and LifeSci Biotechnology Products Index, respectively.

Virtus Newfleet Multi-Sector Bond ETF seeks to provide a high level of current income and, secondarily, capital appreciation.

Virtus Private Credit Strategy ETF seeks investment results that correspond, before fees and expenses, to the price and yield performance of the Indxx Private Credit Index. Virtus Private Credit Strategy ETF is a “fund of funds,” meaning it will generally invest its assets in other registered investment companies.

Virtus Real Asset Income ETF seeks investment results that correspond, before fees and expenses, to the price and yield performance of the Indxx Real Asset Income Index.

Virtus WMC Global Factor Opportunities ETF seeks capital appreciation.

There is no guarantee that a Fund will achieve its objective(s).

2. SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.

(a) Use of Estimates

Management makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Notes to Financial Statements (continued)

April 30, 2020 (unaudited)

(b) Indemnification

In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

(c) Security Valuation

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities and Exchange-Traded Funds are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the New York Stock Exchange (“NYSE”), at the NYSE Official Closing Price. Such valuations are typically categorized as Level 1 in the fair value hierarchy. If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith using procedures adopted by the Trust’s Board of Trustees (the “Board”). Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. Such valuations are typically categorized as Level 2 in the fair value hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued using procedures adopted by the Board are generally categorized as Level 3 in the fair value hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include options, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in other open-end investment companies are valued based on their net asset value each business day. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the fair value hierarchy.

(d) Fair Value Measurement

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

•Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments at April 30, 2020, is disclosed at the end of each Fund’s Schedule of Investments.

(e) Security Transactions and Investment Income

Security transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification. Dividend income is recognized on the ex-dividend date. Expenses and interest income are recognized on the accrual basis. Amortization of premium and accretion of discount on debt securities are included in interest income. Each Fund amortizes premiums and accretes discounts using the effective interest method.

Notes to Financial Statements (continued)

April 30, 2020 (unaudited)

Dividend income from REIT investments is recorded using management’s estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each domestic REIT after its fiscal year-end, and may differ from the estimated amounts.

(f) Foreign Taxes

Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

(g) Expenses

Each Fund pays all of its expenses not assumed by its Sub-Adviser, if any, as defined in Note 3, or the Adviser. General Trust expenses that are allocated among and charged to the assets of the Funds and other series of the Trust are done so on a basis that the Board deems fair and equitable, which may be on a basis of relative net assets of each Fund and other series of the Trust or the nature of the services performed and relative applicability to each Fund and other series of the Trust.

(h) Short Sales

The Virtus InfraCap U.S. Preferred Stock ETF may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On the ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

In accordance with the terms of its prime brokerage agreement, the Fund may receive rebate income or be charged a fee on borrowed securities which is reported as “Interest Expense” on the Statement of Operations. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security.

(i) Distributions to Shareholders

Distributions are recorded by the Funds on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from GAAP in the United States of America.

(j) Foreign Currency Translation

Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date the income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

(k) Loan Agreements

The Virtus Newfleet Multi-Sector Bond ETF may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan agreements are generally non-investment grade and often involve borrowers that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The lender administers the terms of the loan, as specified in the loan agreement. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan.

Notes to Financial Statements (continued)

April 30, 2020 (unaudited)

The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers, and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR (London Interbank Offered Rate), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

(l) Securities Lending

Certain Funds may loan securities to qualified brokers through an agreement with The Bank of New York Mellon (“BNY Mellon”), as a third party lending agent. Under the terms of the agreement, a Fund doing so is required to maintain collateral with a market value not less than 102% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by a Fund net of fees and rebates charged by BNY Mellon for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

At April 30, 2020, there were no securities on loan.

3. INVESTMENT MANAGEMENT RELATED PARTIES AND OTHER AGREEMENTS

Investment Advisory Agreements

The Trust, on behalf of each Fund, has entered into Investment Advisory Agreements (collectively, “Advisory Agreement”) with Virtus ETF Advisers LLC (the “Adviser”), an indirect wholly owned subsidiary of Virtus Investment Partners, Inc. (Ticker: VRTS) (together with its affiliates, “Virtus”). Pursuant to the Advisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of the Funds’ securities portfolios. The Adviser has agreed to pay all of the ordinary operating expenses of the Virtus LifeSci Biotech Clinical Trials ETF, Virtus LifeSci Biotech Products ETF, Virtus Private Credit Strategy ETF, Virtus Real Asset Income ETF, and Virtus WMC Global Factor Opportunities ETF, except for each Fund’s management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Funds. The Adviser is entitled to receive a fee from each Fund (unless otherwise noted below) based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate as follows:

Funds	Rate
InfraCap REIT Preferred ETF	0.45%, subject to a minimum annual fee of $25,000 per year
Virtus InfraCap U.S. Preferred Stock ETF	0.80%
Virtus LifeSci Biotech Clinical Trials ETF	0.79%
Virtus LifeSci Biotech Products ETF	0.79%
Virtus Newfleet Multi-Sector Bond ETF	0.45%*
Virtus Private Credit Strategy ETF	0.75%
Virtus Real Asset Income ETF	0.55%
Virtus WMC Global Factor Opportunities ETF	0.49%

*Effective January 1, 2020, the Adviser contractually agreed to reduce its management fee for Virtus Newfleet Multi-Sector Bond ETF to the annual rate of 0.45% of the Fund’s average daily net assets. Prior to January 1, 2020, the Adviser received monthly compensation from the Fund at the annual rate of 0.70% of the Fund’s average daily net assets.

The Advisory Agreement may be terminated by the Trust on behalf of a Fund with the approval of a Fund’s Board or by a vote of the majority of a Fund’s shareholders. The Advisory Agreement may also be terminated by the Adviser by not more than 60 days’ nor less than 30 days’ written notice.

Notes to Financial Statements (continued)

April 30, 2020 (unaudited)

Expense Limitation Agreement

The Adviser has contractually agreed to reduce its fees and reimburse expenses in order to limit Virtus Newfleet Multi-Sector Bond ETF’s total operating expenses (excluding interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Funds’ business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) from exceeding 0.49% (effective January 1, 2020) of the Fund’s average daily net assets through at least February 28, 2021. Prior to January 1, 2020, the Fund’s expense limitation was 0.80% of the Fund’s average daily net assets.

The expense limitation agreement with respect to Virtus Newfleet Multi-Sector Bond ETF will be terminated upon termination of the Advisory Agreement between the Adviser and the Fund. In addition, while the Adviser or the Fund may discontinue the expense limitation agreement after the contractual period, it may only be terminated during its term with the approval of the Fund’s Board of Trustees.

Under certain conditions, the Adviser may recapture operating expenses waived or reimbursed under the expense limitation agreement for a period of three years following the date on which such waiver or reimbursement occurred; provided that such recapture may not cause the Fund’s total operating expenses to exceed 0.49% of the average daily net assets of the Fund (or any lower expense limitation or limitations to which the Fund and the Adviser may otherwise agree). All or a portion of the following expenses reimbursed by the Adviser may be recaptured during the fiscal years indicated:

Fund	2020	2021	2022	2023
Virtus Newfleet Multi-Sector Bond ETF	$56,340	$81,340	$135,034	$75,946

Sub-Advisory Agreement

Each Sub-Adviser provides investment advice and management services to its respective Fund. Pursuant to an investment sub-advisory agreement among the Trust, the respective Sub-Adviser and the Adviser, the Adviser pays each Fund’s Sub-Adviser a sub-advisory fee calculated as shown below. The Adviser has delegated to the InfraCap REIT Preferred ETF and Virtus InfraCap U.S. Preferred Stock ETF’s sub-adviser the obligation to pay all of the ordinary operating expenses of each of those Funds, except for the management fee paid to the Adviser; payments under any 12b-1 plan adopted by the Fund; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund. The Sub-Advisers and sub-advisory fees for each Fund are listed below.

Funds	Sub-Advisers	Sub-Advisory Fees
InfraCap REIT Preferred ETF Virtus InfraCap U.S. Preferred Stock ETF Virtus Newfleet Multi-Sector Bond ETF Virtus WMC Global Factor Opportunities ETF	Infrastructure Capital Advisors, LLC Infrastructure Capital Advisors, LLC Newfleet Asset Management, LLC(1) Wellington Management Company LLP	0.375%* 0.66%* 50% of the net advisory fee*+ 0.21%*

(1)An indirect wholly owned subsidiary of Virtus.

*InfraCap REIT Preferred ETF, Virtus InfraCap U.S. Preferred Stock ETF, Virtus Newfleet Multi-Sector Bond ETF and Virtus WMC Global Factor Opportunities ETF’s sub-advisory fees are paid for by the Adviser, not the Funds.

+Net advisory fee: In the event the Adviser waives its entire fee and also assumes expenses of the Trust pursuant to an applicable expense limitation agreement, the Sub-Adviser will similarly waive its entire fee and will share in the expense assumption by promptly paying to the Adviser (or its designee) 50% of the assumed amount. If during the term of the Sub-Advisory Agreement the Adviser later recaptures some or all of fees waived or expenses reimbursed by the Adviser and the Sub-Adviser together, then the Adviser will pay to the Sub-Adviser 50% of the amount recaptured.

Principal Underwriter

Pursuant to the terms of a Distribution Agreement with the Trust, VP Distributors, LLC (the “Distributor”) serves as the Funds’ principal underwriter. The Distributor receives compensation from the Adviser for the statutory underwriting services it provides to the Funds. The Distributor will not distribute shares in less than Creation Units (as hereinafter defined), and does not maintain a secondary market in shares. The shares are traded in the secondary market. The Distributor is an indirect wholly-owned subsidiary of Virtus.

Distribution and Service (12b-1 Plan)

The Board of Trustees has adopted a distribution and service plan, under which InfraCap REIT Preferred ETF, Virtus InfraCap U.S. Preferred Stock ETF, Virtus LifeSci Biotech Clinical Trials ETF, Virtus LifeSci Biotech Products ETF, Virtus Private Credit Strategy ETF, Virtus Real Asset Income ETF, and Virtus WMC Global Factor Opportunities ETF (collectively, the “12b-1 Funds”) are authorized to pay an amount up to 0.25% of their average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the 12b-1 Funds or the provision of investor services. No 12b-1 fees are currently paid by the 12b-1 Funds and there are no current plans to impose these fees.

Notes to Financial Statements (continued)

April 30, 2020 (unaudited)

Operational Administrator

Virtus ETF Solutions LLC (the “Administrator”) serves as the Funds’ operational administrator. The Administrator supervises the overall administration of the Trust and the Funds including, among other responsibilities, the coordination and day-to-day oversight of the Funds’ operations, the service providers’ communications with the Funds and each other and assistance with Trust, Board and contractual matters related to the Funds and other series of the Trust. The Administrator also provides persons satisfactory to the Board to serve as officers of the Trust. The Administrator is an indirect wholly-owned subsidiary of Virtus.

Accounting Services Administrator, Custodian and Transfer Agent

The Bank of New York Mellon (“BNY Mellon”) provides administrative, accounting, tax and financial reporting for the maintenance and operations of the Trust as the Funds’ accounting services administrator. BNY Mellon also serves as the custodian for the Funds’ assets, and serves as transfer agent and dividend paying agent for the Funds.

Affiliated Shareholders

At April 30, 2020, Virtus Partners, Inc. held shares of Virtus WMC Global Factor Opportunities ETF which may be sold at any time that aggregated to the following:

	Shares	% of share outstanding
Virtus WMC Global Factor Opportunities ETF	184,503	92.3%

At April 30, 2020, the respective sub-adviser of the below Funds held shares of such Fund which may be redeemed at any time that aggregated to the following:

	Shares	% of share outstanding
InfraCap REIT Preferred ETF	16,495	0.8%
Virtus InfraCap U.S. Preferred Stock ETF	290,890	5.6%

4. CREATION AND REDEMPTION TRANSACTIONS

The Funds issue and redeem shares on a continuous basis at Net Asset Value (“NAV”) in groups of 50,000 shares called “Creation Units.” The Funds’ Creation Units may be issued and redeemed generally for cash or an in-kind deposit of securities held by the Funds. In each instance of cash creations or redemptions, the Trust may impose transaction fees based on transaction expenses related to the particular exchange that will be higher than the transaction fees associated with in-kind purchases or redemptions.

Only “Authorized Participants” who have entered into contractual arrangements with the Distributor may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

5. FEDERAL INCOME TAX

Each Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income or excise tax provision is required. Accounting for Uncertainty in Income Taxes as issued by the Financial Accounting Standards Board provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalties related to income taxes would be recorded as income tax expense. Management of the Funds is required to analyze all open tax years (2017, 2018 and 2019), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of April 30, 2020, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

Notes to Financial Statements (continued)

April 30, 2020 (unaudited)

The Funds recognize interest accrued related to unrecognized tax benefits and penalties as income tax expense. For the period ended April 30, 2020, the Funds had no accrued penalties or interest.

At October 31, 2019, the adjusted cost basis of investments and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Federal Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
InfraCap REIT Preferred ETF	$36,616,672	$1,059,573	$(211,416)	$848,157
Virtus InfraCap U.S. Preferred Stock ETF	108,717,740	2,285,413	(870,753)	1,414,660
Virtus LifeSci Biotech Clinical Trials ETF	34,180,833	3,256,098	(10,628,860)	(7,372,762)
Virtus LifeSci Biotech Products ETF	35,680,088	2,517,302	(10,345,259)	(7,827,957)
Virtus Newfleet Multi-Sector Bond ETF	23,967,862	807,943	(484,787)	323,156
Virtus Private Credit Strategy ETF	225,399,244	3,459,927	(11,748,365)	(8,288,438)
Virtus Real Asset Income ETF	257,100,060	13,531,221	(20,614,556)	(7,083,335)
Virtus WMC Global Factor Opportunities ETF	4,963,777	563,037	(270,939)	292,098

Ordinary losses incurred after December 31 (“Late Year Ordinary Losses”) within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. During the fiscal year ended October 31, 2019, the following Funds incurred and elected to defer Late Year Ordinary Losses as follows:

Virtus LifeSci Biotech Clinical Trials ETF	$105,350
Virtus LifeSci Biotech Products ETF	136,985

At October 31, 2019, for Federal income tax purposes, the following Funds have capital loss carryforwards available to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders:

	Short-Term No Expiration	Long-Term No Expiration	Total
InfraCap REIT Preferred ETF	$543,978	$173,871	$717,849
Virtus InfraCap U.S. Preferred Stock ETF	—	—	—
Virtus LifeSci Biotech Clinical Trials ETF	15,489,516	10,480,199	25,969,715
Virtus LifeSci Biotech Products ETF	3,215,227	3,760,686	6,975,913
Virtus Newfleet Multi-Sector Bond ETF	1,052,658	2,423,523	3,476,181
Virtus Private Credit Strategy ETF	1,410,992	—	1,410,992
Virtus Real Asset Income ETF	902,675	—	902,675
Virtus WMC Global Factor Opportunities ETF	106,552	—	106,552

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments), subscription in-kind and redemption in-kind for the period ended April 30, 2020 were as follows:

	Purchases	Sales	Subscriptions In-Kind	Redemptions In-Kind
InfraCap REIT Preferred ETF	$14,799,371	$14,913,114	$18,625,770	$2,953,900
Virtus InfraCap U.S. Preferred Stock ETF	88,978,227	96,607,189	70,102,582	19,621,682
Virtus LifeSci Biotech Clinical Trials ETF	11,573,509	11,504,771	16,715,024	15,200,142
Virtus LifeSci Biotech Products ETF	6,780,967	6,531,714	4,364,931	11,011,229
Virtus Newfleet Multi-Sector Bond ETF	10,921,445	12,703,233	—	—
Virtus Private Credit Strategy ETF	18,682,889	19,156,600	35,193,622	57,217,788
Virtus Real Asset Income ETF	136,255,900	131,083,823	87,445,559	149,010,538
Virtus WMC Global Factor Opportunities ETF	3,865,187	3,945,744	—	—

Notes to Financial Statements (continued)

April 30, 2020 (unaudited)

7. DERIVATIVE FINANCIAL INSTRUMENTS

Options

The Virtus InfraCap U.S. Preferred Stock ETF may write covered call and put options on portfolio securities and other financial instruments. Premiums received are recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or are closed are added to or offset against the proceeds or amount paid on the transactions to determine the net realized gain or loss. By writing a covered call option, the Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. By writing a put option, the Fund, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current price. Changes in value of written options are reported as change in unrealized gain (loss) on written options in the Statement of Operations. When the written option expires, is terminated or is sold, the Fund will record a gain or loss, which is reported as realized gain (loss) on written options in the Statement of Operations. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Virtus InfraCap U.S. Preferred Stock may purchase call and put options on the portfolio securities or other financial instruments. The Fund may purchase call options to protect against an increase in the price of the security or financial instrument it anticipates purchasing. The Fund may purchase put options on securities which it holds or other financial instruments to protect against a decline in the value of the security or financial instrument or to close out covered written positions. Changes in value of purchased options are reported as part of change in unrealized gain (loss) on investments in the Statement of Operations. When the purchased option expires, is terminated or is sold, the Fund will record a gain or loss, which is reported as part of realized gain (loss) on investments in the Statement of Operations. Risks may arise from an imperfect correlation between the change in market value of the securities held by the Fund and the prices of options relating to the securities purchased or sold by the Fund and from the possible lack of liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

Transactions in derivative instruments reflected on the Statement of Operations during the period were as follows:

Net Realized Gain (Loss) on:	Equity Risk
Investments*	$210,961
Written options	(546,642)

*Purchased option contracts are included in Net Realized Gain (Loss) on Investments on the Statement of Operations.

Change in Net Unrealized Appreciation (Depreciation) on:	Equity Risk
Written options	$(10,962)

For the period ended April 30, 2020, the monthly average market value of the purchased options and written options contracts held by the Fund were $82,231 and $(315,112), respectively.

8. BORROWINGS

The Virtus InfraCap U.S. Preferred Stock ETF entered into Lending Agreements (the “Agreements”) with commercial banks (the “Banks”) that allows the Fund to borrow cash from the Banks. Borrowings under the Agreement are collateralized by investments of the Fund. If the Fund defaults with respect to any of its obligations under the Agreement, the Banks may foreclose on assets of the Fund and/or the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the Agreement, necessitating the sale of securities at potentially inopportune times. Interest is charged at the 3 Month LIBOR (London Interbank Offered Rate) plus an additional percentage rate on the amount borrowed. The Agreement has an on-demand commitment term. For the period ended April 30, 2020, the average daily borrowings under the Agreement and the daily average interest rate were $12,797,285 and 2.90%, respectively.

9. INVESTMENT RISKS

As with any investment, an investment in the Funds could result in a loss or the performance of the Funds could be inferior to that of other investments. An investor should consider each Fund’s investment objectives, risks, and charges and expenses carefully before investing. Each Fund’s prospectus and statement of additional information contain this and other important information.

Notes to Financial Statements (continued)

April 30, 2020 (unaudited)

10. CREDIT RISK

Junk Bonds or High Yield Securities: High yield securities are generally subject to greater levels of credit quality risk than investment grade securities. The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated fixed income securities, and adverse conditions could make it difficult at times to sell these securities or could result in lower prices than higher-rated fixed income securities. These risks can reduce the value of the Fund’s shares and the income it earns.

11. CASH CONCENTRATION RISK

At various times, the Funds may have cash and cash collateral balances that exceed federally insured limits.

12. Credit and Market Risk and Asset Concentration

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on each Fund and its investments, including hampering the ability of the Fund’s portfolio manager(s) to invest the Fund’s assets as intended.

13. 10% SHAREHOLDERS

As of April 30, 2020, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below:

Funds	% of Shares Outstanding	Number of Accounts
InfraCap REIT Preferred ETF	61%	3
Virtus InfraCap U.S. Preferred Stock ETF	66%	3
Virtus LifeSci Biotech Clinical Trials ETF	55%	3
Virtus LifeSci Biotech Products ETF	69%	4
Virtus Newfleet Multi-Sector Bond ETF	65%	4
Virtus Private Credit Strategy ETF	94%	1
Virtus Real Asset Income ETF	98%	1
Virtus WMC Global Factor Opportunities ETF	92%	1*

*Shareholder account is affiliated.

14. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the issuance of these financial statements and has determined that there are no material events that would require disclosure other than those described below.

On May 18, 2020, the Board of Trustees of the Trust approved changes to the name and principal investment strategies of the Virtus WMC Global Factor Opportunities ETF. Accordingly, effective on or about July 20, 2020, the Fund will be renamed “Virtus WMC International Dividend ETF” and the Fund’s ticker symbol will change to “VWID.”

The recent global outbreak of COVID-19 has disrupted economic markets, and the economic impact, duration and spread of theCOVID-19 virus is uncertain at this time. The operational and financial performance of the issuers of securities in which each Fund invests may be significantly impacted by COVID-19, which may in turn impact the value of the Fund’s investments.

Schedule of Investments — InfraCap MLP ETF

April 30, 2020 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

COMMON STOCKS - 121.3%(1)

Energy - 121.3%
BP Midstream Partners LP	1,109,815	$12,696,284
Cheniere Energy Partners LP	4,437	149,660
Crestwood Equity Partners LP	47,196	516,324
DCP Midstream LP	817,253	7,437,002
Energy Transfer LP	2,261,398	18,995,743
Enterprise Products Partners LP(2)	794,728	13,955,424
EQM Midstream Partners LP	129,316	2,604,424
Genesis Energy LP	4,377	26,174
Kinder Morgan, Inc.	868	13,220
Magellan Midstream Partners LP	31,981	1,315,379
Marathon Petroleum Corp.(2)	89,908	2,884,249
MPLX LP	1,001,904	18,134,462
NGL Energy Partners LP	752,837	4,554,664
Noble Midstream Partners LP	610,803	4,477,186
NuStar Energy LP	1,150,866	14,017,548
ONEOK, Inc.(2)	65,223	1,952,124
Phillips 66 Partners LP	92,818	3,949,406
Plains All American Pipeline LP	1,194,359	10,546,190
Shell Midstream Partners LP	871,810	12,806,889
TC PipeLines LP	117,721	3,943,654
Western Midstream Partners LP	617,428	5,359,275
Williams Cos., Inc. (The)(2)	53,555	1,037,360
Total Energy		141,372,641

Total Common Stocks
(Cost $242,495,532)		141,372,641

Security Description	Notional Amount	Number of contracts

PURCHASED OPTIONS - 0.6%
Purchased Call Options

Marathon Petroleum Corp.,
Expires 06/19/20, Strike Price $32.50 (Cost $629,469)	233,000	2,330	640,750

TOTAL INVESTMENTS - 121.9%
(Cost $243,125,001)			142,013,391
Liabilities in Excess of Other Assets - (21.9)%			(25,475,499)
Net Assets - 100.0%			$116,537,892

Security Description	Notional Amount	Number of contracts	Value

WRITTEN OPTIONS - (0.0)%(3)

Written Call Options
Enterprise Products Partners LP,
Expires 05/08/20,
Strike Price $19.00	(20,000)	(200)	$(2,000)
Enterprise Products Partners LP,
Expires 06/19/20,
Strike Price $29.00	(51,000)	(510)	(510)
Marathon Petroleum Corp.,
Expires 05/04/20,
Strike Price $33.00	(23,000)	(230)	(6,900)
ONEOK, Inc.,
Expires 05/04/20,
Strike Price $31.50	(31,000)	(310)	(10,850)
Williams Cos., Inc. (The),
Expires 05/08/20,
Strike Price $20.00	(20,000)	(200)	(7,600)

Written Put Options
Kinder Morgan, Inc.,
Expires 05/04/20,
Strike Price $16.00	(11,000)	(110)	(11,220)
Marathon Petroleum Corp.,
Expires 05/04/20,
Strike Price $25.00	(22,000)	(220)	(550)
Marathon Petroleum Corp.,
Expires 05/04/20,
Strike Price $26.00	(20,000)	(200)	(800)
Marathon Petroleum Corp.,
Expires 05/04/20,
Strike Price $29.50	(30,000)	(300)	(5,400)

Total Written Options - (0.0)%
(Premiums Received $75,705)			$(45,830)

(1)Substantially all the securities, or a portion thereof, have been pledged as collateral for line of credit borrowings, short sales and open written option contracts. The aggregate market value of the collateral at April 30, 2020 was $112,840,751.

(2)Subject to written call options.

(3)Amount rounds to less than 0.05%.

Schedule of Investments — InfraCap MLP ETF (continued)

April 30, 2020 (unaudited)

The accompanying notes are an integral part of these financial statements.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2020.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$141,372,641	$—	$—	$141,372,641
Purchased Options	640,750	—	—	640,750
Total	$142,013,391	$—	$—	$142,013,391
Liability Valuation Inputs
Written Options	$45,320	$510	$—	$45,830
Total	$45,320	$510	$—	$45,830

Statement of Assets and Liabilities

April 30, 2020 (unaudited)

The accompanying notes are an integral part of these financial statements.

InfraCap MLP ETF
Assets:
Investments, at cost	$243,125,001
Investments, at value	142,013,391
Cash	5,210,823
Due from brokers	230,260
Receivables:
Investment securities sold	3,037,947
Dividends and interest	82,271
Tax reclaim	9,516
Prepaid taxes	7,836,085
Total Assets	158,420,293
Liabilities:
Borrowings	32,581,886
Payables:
Investment securities purchased	9,187,619
Advisory fees	67,066
Written options, at value(a)	45,830
Total Liabilities	41,882,401
Net Assets	$116,537,892
Net Assets Consist of:
Paid-in capital	$452,851,906
Total distributable earnings (accumulated deficit), net of income taxes	(336,314,014)
Net Assets	$116,537,892
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	6,440,000

Net asset value per share	$18.10
(a)Premiums received from written options	$75,705

Statement of Operations

For the Period Ended April 30, 2020 (unaudited)

The accompanying notes are an integral part of these financial statements.

InfraCap MLP ETF
Investment Income:
Distributions from master limited partnerships	$14,256,260
Dividend income	595,515
Interest income	3,366
Less: Return of capital distributions	(14,256,260)
Total Investment Income	598,881
Expenses:
Dividend and interest expenses	1,274,880
Advisory fees	1,097,417
Total Expenses	2,372,297
Net Investment (Loss)	(1,773,416)
Net Realized Gain (Loss) on:
Investments	(142,284,579)
Written options	2,199,488
Securities sold short	(7,741)
Total Net Realized Loss	(140,092,832)
Change in Net Unrealized Appreciation (Depreciation) on:
Investments	(20,617,904)
Written options	(215,389)
Total Change in Net Unrealized Depreciation	(20,833,293)
Net Realized and Change in Unrealized Loss	(160,926,125)
Net Decrease in Net Assets Resulting from Operations	$(162,699,541)

Statement of Changes in Net Assets

The accompanying notes are an integral part of these financial statements.

	InfraCap MLP ETF(1)
	For the Six Months Ended April 30, 2020 (unaudited)	For the Year Ended October 31, 2019
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment loss, net of income taxes	$(1,773,416)	$(7,632,954)
Net realized loss, net of income taxes	(140,092,832)	(92,515,713)
Net change in unrealized appreciation (depreciation), net of income taxes	(20,833,293)	25,658,706
Net decrease in net assets resulting from operations	(162,699,541)	(74,489,961)
Distributions to Shareholders from return of capital	(23,089,501)	(81,518,004)
Shareholder Transactions:
Proceeds from shares sold	6,587,987	37,768,962
Cost of shares redeemed	(36,197,216)	(87,646,286)
Net decrease in net assets resulting from shareholder transactions	(29,609,229)	(49,877,324)
Decrease in net assets	(215,398,271)	(205,885,289)
Net Assets:
Beginning of period/year	331,936,163	537,821,452
End of period/year	$116,537,892	$331,936,163
Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	7,410,000	8,420,000
Shares sold	205,000	640,000
Shares redeemed	(1,175,000)	(1,650,000)
Shares outstanding, end of period/year	6,440,000	7,410,000

(1)Effective March 31, 2020, the Fund had a 1 for 10 reverse stock split. The share amounts for all periods have been adjusted as a result of the 1 for 10 reverse stock split (See Note 1).

Statement of Cash Flows

For the Period Ended April 30, 2020 (unaudited)

The accompanying notes are an integral part of these financial statements.

InfraCap MLP ETF
Cash Flows From Operating Activities:
Net decrease in net assets from operations	$(162,699,541)
Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:
Purchases of investment securities	(149,202,382)
Proceeds from sales of investment securities	300,451,139
Net proceeds from purchased and written options	(736,591)
Net proceeds from securities sold short	865,808
Payments made to cover securities sold short	(873,548)
Net realized loss on investments	142,284,579
Net realized loss on securities sold shorts	7,741
Net realized gain on written options	(2,199,488)
Net change in unrealized depreciation on investments	20,617,904
Net change in unrealized depreciation on written options	215,389
Decrease in dividends receivable	769,409
Decrease in prepaid taxes	112,632
Decrease in due from broker	34,582,481
Increase in other accrued expenses	(6,862)
Decrease in sub-advisory fees payable	(215,534)
Net cash provided by operating activities	183,973,136

Cash Flows from Financing Activities:
Proceeds from borrowings	(119,386,608)
Payments for fund shares sold in excess of in-kind creations	(40,998,442)
Distributions paid	(23,089,501)
Net cash used in financing activities	(183,474,551)

Net increase in cash	498,585
Cash, beginning of period	4,712,238
Cash, end of period	$5,210,823

Supplementary information:
Interest paid on borrowings	1,205,421

Non-cash financing activities:
In-kind creations - Issued	8,690,140
In-kind creations - Redeemed	—

Financial Highlights

The accompanying notes are an integral part of these financial statements.

	InfraCap MLP ETF*
	For the Six Months Ended April 30, 2020 (unaudited)		For the Year Ended October 31, 2019		For the Year Ended October 31, 2018		For the Year Ended October 31, 2017		For the Year Ended October 31, 2016		For the Year Ended October 31, 2015
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$44.80		$63.87		$83.73		$106.32		$142.78		$242.07
Investment operations:
Net investment loss(1)	(0.26)		(0.96)		(1.52)		(1.70)		(0.75)		(0.66)
Net realized and unrealized loss	(25.88)		(7.91)		(3.24)		(0.09)		(14.91	)(2)	(78.33)
Total from investment operations	(26.14)		(8.87)		(4.76)		(1.79)		(15.66)		(78.99)
Less Distributions from:
Net investment income	—		—		—		(5.90)		—		(3.00)
Return of capital	(0.56)		(10.20	)**	(15.10)		(14.90)		(20.80)		(17.30)
Total distributions	(0.56)		(10.20)		(15.10)		(20.80)		(20.80)		(20.30)
Net Asset Value, End of period	$18.10		$44.80		$63.87		$83.73		$106.32		$142.78
Net Asset Value Total Return(3)	(54.95)%		(15.62)%		(7.65)%		(3.44)%		(8.60)%		(34.34)%
Net assets, end of period (000’s omitted)	$116,538		$331,936		$537,821		$504,879		$119,606		$19,989
RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses, including deferred income tax expense/benefit	2.05	%(4),(5)	2.41	%(6)	2.40	%(7)	1.93	%(8)	1.36	%(9)	1.11	%(10)
Expenses, excluding deferred income tax expense/benefit	2.05	%(4),(5)	2.40	%(6)	2.39	%(7)	1.89	%(8)	1.58	%(9)	1.16	%(10)
Net investment loss	(1.54	)%(4)	(1.72)%		(1.96)%		(1.73)%		(0.70)%		(0.36)%
Portfolio turnover rate(11)	54	%(12)	136%		255%		104%		90%		60%

*Effective March 31, 2020, the Fund had a 1 for 10 reverse stock split. The share amounts for all periods have been adjusted as a result of the 1 for 10 reverse stock split (See Note 1).

**The per share distribution amount of $10.20 was originally misclassified and shown as distributions from net investment income in the Fund’s October 31, 2019 Annual Report. This amount has been subsequently reclassified to distributions from return of capital.

(1)Based on average shares outstanding.

(2)The per share amount of realized and unrealized gain (loss) on investments does not accord with the amounts reported in the Statements of Changes in Net Assets due to the timing of creation of Fund shares in relation to fluctuating market values.

(3)Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the year, reinvestment of dividends and distributions at net asset value during the year, and redemptions at net asset value on the last day of the year. Total return calculated for a period of less than one year is not annualized.

(4)Annualized.

(5)The ratios of expenses to average net assets include interest expense of 1.10% .

(6)The ratios of expenses to average net assets include interest expense of 1.28% and dividend expense on securities sold short fees of 0.17%.

(7)The ratios of expenses to average net assets include interest expense of 1.32% and dividend expense on securities sold short fees of 0.13%.

(8)The ratios of expenses to average net assets includes interest expense fees of 0.94%.

(9)The ratios of expenses to average net assets includes interest expense fees of 0.63%.

(10)The ratios of expenses to average net assets includes interest expense fees of 0.21%.

(11)Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

(12)Not annualized.

Notes to Financial Statements

April 30, 2020 (unaudited)

1. ORGANIZATION

The ETFis Series Trust I (the “Trust”) was organized as a Delaware statutory trust on September 20, 2012 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”).

As of April 30, 2020, 10 funds of the Trust are offered for sale, of which InfraCap MLP ETF (the “Fund”) is reported in this semiannual report. The shares of the InfraCap MLP ETF are referred to herein as “Fund Shares” or “Shares”. The offering of Shares is registered under the Securities Act of 1933 (the “Securities Act”).

Fund	Commencement of Operations
InfraCap MLP ETF	October 1, 2014

Fund’s investment objective is to seek total return primarily through investments in equity securities of publicly traded master limited partnerships and limited liability companies taxed as partnerships (“MLPs”). There is no guarantee that the Fund will achieve its objective(s).

Reverse Split

After the close of the markets on March 30, 2020 (the Record Date), the Fund effected a reverse split of its issued and outstanding shares, with a 1 for 10 ratio. Shares of the Fund began trading on the NYSE Arca on a split-adjusted basis on March 31, 2020.

The effect of the reverse split was reducing the number of Shares outstanding and resulted in a proportionate increase in the NAV per Share of the Fund. Therefore, the reverse split did not change the aggregate value of a shareholder’s investment or the total market value of the shares outstanding.

The reverse split was applied retroactively for all periods presented in the financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.

(a) Use of Estimates

Management makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

(b) Indemnification

In the normal course of business, the Fund may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

(c) Security Valuation

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities and Exchange-Traded Funds are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the New York Stock Exchange (“NYSE”), at the NYSE Official Closing Price. Such valuations are typically categorized as Level 1 in the fair value hierarchy. If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith using procedures adopted by the Trust’s Board of Trustees (the “Board”). Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include options, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Notes to Financial Statements (continued)

April 30, 2020 (unaudited)

(d) Fair Value Measurement

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following hierarchy:

•Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Fund’s investments at April 30, 2020, is disclosed at the end of the Fund’s Schedule of Investments.

(e) Security Transactions, Investment Income and Return of Capital Estimates

Security transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification. Dividend income is recognized on the ex-dividend date. Expenses are recognized on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method.

The Fund invests in master limited partnerships (“MLPs”) which make distributions that are primarily attributable to return of capital. The Fund records investment income and return of capital in the Statement of Operations using management’s estimate of the percentage of income included in the distributions received from each MLP based on historical information from the MLPs and other industry sources. These estimates may be adjusted based on information received from the MLPs after the tax and fiscal year ends.

The return of capital portion of the MLP distributions is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed its cost basis, the distributions are treated as realized gains. The actual amounts of income and return of capital are only determined by each MLP after its fiscal year-end and may differ from the estimated amounts.

(f) Expenses

The Fund pays all of its expenses not assumed by Infrastructure Capital Advisors, LLC (the “Sub-Adviser”) or Virtus ETF Advisers LLC (the “Adviser”). General Trust expenses that are allocated among and charged to the assets of the Fund and other series of the Trust are done so on a basis that the Board deems fair and equitable, which may be on a basis of relative net assets of the Fund and other series of the Trust or the nature of the services performed and relative applicability to the Fund and other series of the Trust.

(g) Short Sales

The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On the ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

In accordance with the terms of its prime brokerage agreement, the Fund may receive rebate income or be charged a fee on borrowed securities which is reported as “Interest Expense” on the Statement of Operations. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security.

Notes to Financial Statements (continued)

April 30, 2020 (unaudited)

(h) Distributions to Shareholders

Distributions to shareholders are declared and paid on a monthly basis and are recorded on the ex-dividend date. The Fund uses a cash flow-based distribution approach based on the Fund’s net cash flow received from portfolio investments.

The estimated character of the distributions paid will either be a dividend (ordinary income eligible to be treated as qualified dividend income) or a return of capital. Distributions made from current or accumulated earnings and profits of the Fund will be taxable to shareholders as dividend income. Distributions that are in an amount greater than the Fund’s current and accumulated earnings and profits will represent a return of capital to the extent of a shareholder’s basis in their common shares, and such distributions will correspondingly increase the realized gain upon the sale of their common shares. Additionally, distributions not paid from current or accumulated earnings and profits that exceed a shareholder’s tax basis in their common shares will generally be taxed as a capital gain. This estimate is based on the Fund’s operating results during the period.

3. INVESTMENT MANAGEMENT RELATED PARTIES AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Virtus ETF Advisers, LLC (the “Adviser”), an indirect wholly owned subsidiary of Virtus Investment Partners, Inc. (Ticker: VRTS) (together with its affiliates, “Virtus”). Pursuant to the Advisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of the Fund’s securities portfolio. For its services to the Fund, the Adviser is entitled to receive a fee, payable monthly, at an annual rate of 0.075% of the Fund’s average daily net assets, subject to a minimum annual fee of $25,000, paid by the Sub-Adviser as described below.

The Advisory Agreement may be terminated by the Trust on behalf of a Fund with the approval of a Fund’s Board or by a vote of the majority of a Fund’s shareholders. The Advisory Agreement may also be terminated by the Adviser by not more than 60 days’ nor less than 30 days’ written notice.

Sub-Advisory Agreement

Infrastructure Capital Advisors, LLC (the “Sub-Adviser”) provides investment advice and management services to the Fund. Pursuant to an investment sub-advisory agreement among the Trust, the Sub-Adviser and the Adviser, the Sub-Adviser is entitled to receive a fee, payable monthly, at an annual rate of 0.95% of the Fund’s average daily net assets. The Sub-Adviser has agreed to pay all expenses of the Fund, except the Sub-Adviser’s fee, brokerage expenses, taxes, interest, litigation expenses, payments under any 12b-1 plan adopted by the Fund, and other non-routine or extraordinary expenses of the Fund.

Principal Underwriter

Pursuant to the terms of a Distribution Agreement with the Trust, VP Distributors, LLC (the “Distributor”) serves as the Fund’s principal underwriter. The Distributor receives compensation from the Adviser for the statutory underwriting services it provides to the Fund. The Distributor will not distribute shares in less than Creation Units (as hereinafter defined), and does not maintain a secondary market in shares. The shares are traded in the secondary market. The Distributor is an indirect wholly owned subsidiary of Virtus.

Operational Administrator

Virtus ETF Solutions LLC (the “Administrator”) serves as the Fund’s operational administrator. The Administrator supervises the overall administration of the Trust and the Fund including, among other responsibilities, the coordination and day-to-day oversight of the Fund’s operations, the service providers’ communications with the Fund and each other and assistance with Trust, Board and contractual matters related to the Fund. The Administrator also provides persons satisfactory to the Board to serve as officers of the Trust. The Administrator is an indirect wholly owned subsidiary of Virtus.

Accounting Services Administrator, Custodian and Transfer Agent

The Bank of New York Mellon (“BNY Mellon”) provides administrative, accounting, tax and financial reporting for the maintenance and operations of the Trust as the Fund’s accounting services administrator. BNY Mellon also serves as the custodian for the Fund’s assets, and serves as transfer agent and dividend paying agent for the Fund.

Affiliated Shareholders

At April 30, 2020, the Sub-Adviser held shares of the Fund which may be redeemed at any time that aggregated to the following:

Fund	Shares	% of shares outstanding
InfraCap MLP ETF	103,338	1.6%

Notes to Financial Statements (continued)

April 30, 2020 (unaudited)

4. CREATION AND REDEMPTION TRANSACTIONS

The Fund issues and redeems shares on a continuous basis at Net Asset Value (“NAV”) in groups of 50,000 shares called “Creation Units.” The Fund’s Creation Units may be issued and redeemed generally for cash or an in-kind deposit of securities held by the Fund. In each instance of cash creations or redemptions, the Trust may impose transaction fees based on transaction expenses related to the particular exchange that will be higher than the transaction fees associated with in-kind purchases or redemptions.

Only “Authorized Participants” who have entered into contractual arrangements with the Distributor may purchase or redeem shares directly from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

5. FEDERAL INCOME TAX

The Fund is taxed as a regular C-corporation for federal income tax purposes and as such is obligated to pay federal and applicable state and foreign corporate taxes on its taxable income. Currently, the federal income tax rate for a corporation is 21 percent. This treatment differs from most investment companies, which elect to be treated as “regulated investment companies” under the Code in order to avoid paying entity level income taxes. Under current law, the Fund is not eligible to elect treatment as a regulated investment company due to its investments primarily in MLPs invested in energy assets. The Fund expects that substantially all of the distributions it receives from MLPs may be treated as a tax-deferred return of capital, thus reducing the Fund’s current tax liability. However, the amount of taxes paid by the Fund will vary depending on the amount of income and gains derived from investments and/or sales of MLP interests and such taxes will reduce your return from an investment in the Fund.

Cash distributions from MLPs to the Fund that exceed the Fund’s allocable share of such MLP’s net taxable income are considered a tax deferred return of capital that will reduce the Fund’s adjusted tax basis in the equity securities of the MLP. These reductions in the Fund’s adjusted tax basis in the MLP equity securities will increase the amount of any taxable gain (or decrease the amount of any tax loss) recognized by the Fund on a subsequent sale of the securities. The Fund will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital as well as (ii) capital appreciation of its investments. Upon the sale of an MLP security, the Fund may be liable for previously deferred taxes. The Fund will rely to some extent on information provided by the MLPs, which is not necessarily timely, to estimate the deferred tax liability for purposes of financial statement reporting and determining the Fund’s NAV. From time to time, the Adviser will modify the estimates or assumptions related to the Fund’s deferred tax liability as new information becomes available. The Fund will generally compute deferred income taxes based on the federal income tax rate applicable to corporations and an assumed rate attributable to state taxes.

The Fund’s income tax expense/(benefit) consists of the following:

As of April 30, 2020	Current	Deferred	Total
Federal	$—	$(34,047,310)	$(34,047,310)
State	—	(3,018,862)	(3,018,862)
Valuation Allowance	—	37,066,172	37,066,172
Total Tax Expense/(Benefit)	$—	$—	$—

Components of the Fund’s deferred tax assets and liabilities are as follows:

As of April 30, 2020
Deferred Tax Assets:
Net Operating Loss Carryforward	$1,088,448
Capital Loss Carryforward	55,833,744
Net Unrealized Loss on Investment	15,090,090
Other	322,011
Total Deferred Tax Assets	72,334,293
Less Valuation Allowance	(72,334,293)
Net Deferred Tax Assets	—

Notes to Financial Statements (continued)

April 30, 2020 (unaudited)

The Fund reviews the recoverability of its deferred tax assets based upon the weight of available evidence. When assessing the recoverability of its deferred tax assets, significant weight was given to the effects of potential future realized and unrealized gains on investments and the period over which these deferred tax assets can be realized. Currently, any capital losses that may be generated by the Fund in the future are eligible to be carried back up to three years and can be carried forward for five years to offset capital gains recognized by the Fund in those years. The Fund has a current capital loss carryforward of $ 244,220,735 of which $1,077,958 expires in 2021, $1,089,837 of which expires in 2023, $100,224,067 expires in 2024 and $141,828,873 expires in 2025. The Fund has a current net operating loss carryforward of $4,760,948 after expected utilization of $3,899,308 in the current period. The entirety of this NOL carryforward will expire in 2038. On March 27, 2020, the Coronavirus Aid, Relief, and Economic Stability Act (CARES Act) was signed into law. Prior to signing into law, net operating losses for tax years beginning after December 31, 2017 carryforward ability was governed by the Tax Cuts and Jobs Act (TCJA). The TCJA established a limitation for any net operating losses generated in tax years beginning after December 31, 2017 to the lesser of the aggregate of available net operating losses or 80% of taxable income before any net operating loss utilization. The CARES Act delays the application of the 80% net operating loss limitation to tax years ending October 31, 2022 and beyond. In addition, the CARES Act revised the TCJA language regarding carryforward periods from “NOLs arising in taxable years ending after December 31, 2017” to “NOLs arising in taxable year beginning after December 31, 2017”. Any net operating losses generated in fiscal years ending prior to December 31, 2018 can be carried back 2 years and carried forward 20 years, which is the case for the Fund’s NOL carryforwards.

Based upon the Fund’s assessment, it has determined that it is “more-likely-than-not” that a portion of its deferred tax assets will not be realized through future taxable income of the appropriate character. Accordingly, a valuation allowance has been established for the Fund’s deferred tax assets. The Fund will continue to assess the need for a valuation allowance in the future. Significant changes in the fair value of its portfolio of investments may change the Fund’s assessment of the recoverability of these assets and may result in an adjustment of the valuation allowance against all or a portion of the Fund’s gross deferred tax assets.

Total income tax (benefit)/expense (current and deferred) differs from the amount computed by applying the federal statutory income tax rate of 21% to net investment and realized and unrealized gain/(losses) on investment before taxes as follows for the Fund:

	Amount	Rate
Income Tax (Benefit) at Statutory Rate	$(34,166,903)	21.00%
State Income Taxes (Net of Federal Benefit)	(3,029,465)	1.86%
Permanent Differences, Net	(44,275)	0.03%
Provision to Return Adjustment	174,471	(0.11)%
Valuation Allowance	37,066,172	(22.78)%
Net Income Tax Expense/(Benefit)	$—	—%

The Fund recognizes interest accrued related to unrecognized tax benefits and penalties as income tax expense. For the period from inception to April 30, 2020, the Fund does not have any accrued penalties or interest.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed since inception of the Fund. Currently, the tax years October 31, 2017 and October 31, 2018 are under examination with the Internal Revenue Service. The Fund’s tax years, October 31, 2017, October 31, 2018 and October 31, 2019, remain subject to examination by tax authorities in the United States. Due to the nature of the Fund’s investments, the Fund may be required to file income tax returns in several states. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The adjusted cost basis of investments and gross unrealized appreciation and depreciation of investments excluding written options and securities sold short, for federal income tax purposes were as follows:

Fund	Federal Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
InfraCap MLP ETF	$212,608,347	$2,575,699	$(68,607,922)	$(66,032,223)

Notes to Financial Statements (continued)

April 30, 2020 (unaudited)

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments), subscriptions in-kind and redemptions in-kind for the period ended April 30, 2020 were as follows:

Fund	Purchases	Sales	Subscriptions In-Kind	Redemptions In-Kind
InfraCap MLP ETF	$158,882,136	$281,291,875	$8,690,140	$—

7. DERIVATIVE FINANCIAL INSTRUMENTS

Options

The Fund may write covered call and put options on portfolio securities and other financial instruments. Premiums received are recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or are closed are added to or offset against the proceeds or amount paid on the transactions to determine the net realized gain or loss. By writing a covered call option, the Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. By writing a put option, the Fund, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current price. Changes in value of written options are reported as change in unrealized gain (loss) on written options in the Statement of Operations. When the written option expires, is terminated or is sold, the Fund will record a gain or loss, which is reported as realized gain (loss) on written options in the Statement of Operations. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund may purchase call and put options on the portfolio securities or other financial instruments. The Fund may purchase call options to protect against an increase in the price of the security or financial instrument it anticipates purchasing. The Fund may purchase put options on securities which it holds or other financial instruments to protect against a decline in the value of the security or financial instrument or to close out covered written positions. Changes in value of purchased options are reported as part of change in unrealized gain (loss) on investments in the Statement of Operations. When the purchased option expires, is terminated or is sold, the Fund will record a gain or loss, which is reported as part of realized gain (loss) on investments in the Statement of Operations. Risks may arise from an imperfect correlation between the change in market value of the securities held by the Fund and the prices of options relating to the securities purchased or sold by the Fund and from the possible lack of liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

Transactions in derivative instruments reflected on the Statement of Assets and Liabilities at April 30, 2020, are:

Assets	Equity Risk
Investments*	$640,750

Liabilities	Equity Risk
Written options, at value	$45,830

*Purchased option contracts are included in Investments on the Statement of Assets and Liabilities.

Transactions in derivative instruments reflected on the Statement of Operations during the period were as follows:

Net Realized Gain (Loss) on:	Equity Risk
Investments**	$(2,877,537)
Written options	2,199,488

**Purchased option contracts are included in Net Realized Gain (Loss) on Investments on the Statement of Operations.

Change in Net Unrealized Appreciation (Depreciation) on:	Equity Risk
Investments***	$390,749
Written options	(215,389)

***Purchased option contracts are included in Change in Net Unrealized Appreciation (Depreciation) on Investments in the Statement of Operations.

For the period ended April 30, 2020, the monthly average market value of the purchased options and written options contracts held by the Fund were $334,126 and $(543,257), respectively.

Notes to Financial Statements (continued)

April 30, 2020 (unaudited)

8. BORROWINGS

The Fund entered into Lending Agreements (the “Agreements”) with commercial banks (the “Banks”) that allows the Fund to borrow cash from the Banks. Borrowings under the Agreement are collateralized by investments of the Fund. If the Fund defaults with respect to any of its obligations under the Agreement, the Banks may foreclose on assets of the Fund and/or the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the Agreement, necessitating the sale of securities at potentially inopportune times. Interest is charged at the 3 Month LIBOR (London Interbank Offered Rate) plus an additional percentage rate on the amount borrowed. The Agreement has an on-demand commitment term. For the period ended April 30, 2020, the average daily borrowings under the Agreement and the daily average interest rate were $47,123,408 and 2.87%, respectively.

9. INVESTMENT RISKS

As with any investment, an investment in the Fund could result in a loss or the performance of the Fund could be inferior to that of other investments. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s prospectus and statement of additional information contain this and other important information.

MLP Risk

Investments in securities of MLPs involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner and cash flow risks. MLP common units and other equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

Credit and Market Risk and Asset Concentration

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Fund’s portfolio manager(s) to invest the Fund’s assets as intended.

10. 10% SHAREHOLDERS

As of April 30, 2020, the Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below:

Fund	% of Shares Outstanding	Number of Accounts
InfraCap MLP ETF	52%	3

11. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the issuance of these financial statements and has determined that there are no material events that would require disclosure other than those described below.

The recent global outbreak of COVID-19 has disrupted economic markets, and the economic impact, duration and spread of theCOVID-19 virus is uncertain at this time. The operational and financial performance of the issuers of securities in which the Fund invests may be significantly impacted by COVID-19, which may in turn impact the value of the Fund’s investments.

Approval of Advisory Agreements & Board Considerations (unaudited)

November 7, 2019 Annual Consideration of Advisory and Sub-Advisory Agreements for:
InfraCap MLP ETF (“AMZA”)
InfraCap REIT Preferred ETF (“PFFR”)
Virtus InfraCap U.S. Preferred Stock ETF (“PFFA”)
Virtus LifeSci Biotech Clinical Trials ETF (“BBC”) (no sub-adviser—Advisory Agreement only)
Virtus LifeSci Biotech Products ETF (“BBP”) (no sub-adviser—Advisory Agreement only)
Virtus Newfleet Multi-Sector Bond ETF (“NFLT”)
Virtus WMC Global Factor Opportunities ETF (“VGFO”)
(each, a “Fund” and collectively, the “Funds”)

On November 7, 2019, at an in-person meeting (the “Meeting”) at which all of the Trustees were present, including all of the Trustees who were not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust (the “Independent Trustees”), the Board of Trustees (the “Board”) of ETFis Series Trust I (the “Trust”), including the Independent Trustees voting separately, reviewed and unanimously approved for each of the respective Funds the continuance of an investment advisory agreement between Virtus ETF Advisers LLC (the “Adviser”) and the Trust (each, an “Advisory Agreement” and collectively, the “Advisory Agreements”) and an investment sub-advisory agreement among each Sub-Adviser,(1) the Adviser and the Trust (each, a “Sub-Advisory Agreement” and collectively, the “Sub-Advisory Agreements”).

At the Meeting, the Board received and reviewed information provided by the Adviser and each of the Sub-Advisers in response to requests of the Board and its counsel, including a memorandum from the Adviser that included a description of the Adviser’s business, a copy of the Adviser’s Form ADV, and certain other information about the Adviser to be considered in connection with the Trustees’ review process (the “Adviser Memorandum”), and a memorandum from each Sub-Adviser that included a description of the Sub-Adviser’s business, a copy of the Sub-Adviser’s Form ADV and certain other information about the Sub-Adviser to be considered in connection with the Trustees’ review process (each, a “Sub-Adviser Memorandum”). The Board also met in person with representatives of the Adviser to discuss the Funds.

Advisory Agreements

In deciding on whether to approve the continuance of the Advisory Agreements with the Adviser on behalf of the Funds, the Board considered numerous factors, including:

The nature, extent, and quality of the services provided by the Adviser. The Board considered the responsibilities the Adviser has under the respective Advisory Agreement, and the services provided by the Adviser to the Funds, including, without limitation, the management, oversight, and administrative services that the Adviser and its employees provide to the Funds, the Adviser’s coordination of services for the Funds by the Trust’s service providers, and its compliance procedures and practices, particularly with respect to the Trust’s exemptive order permitting the operation of the Funds as exchange-traded funds. The Board noted that many of the Trust’s executive officers are employees of the Adviser, and serve the Trust without additional compensation from the Funds. The Board also considered the information in the Adviser Memorandum, including descriptions of the Adviser’s investment advisory services and its related non-advisory business. The Board concluded that the quality, extent, and nature of the services provided by the Adviser are satisfactory and adequate for the Funds.

The investment management capabilities and experience of the Adviser. The Board evaluated the management experience of the Adviser, in light of the services it has provided to each Fund. In particular, the Board received information from the Adviser regarding, among other things, the Adviser’s experience in organizing, managing and overseeing the Funds and coordinating their operation and administration, and, with respect to the Virtus LifeSci Biotech Clinical Trials ETF and the Virtus LifeSci Biotech Products ETF, the Board received information regarding the Adviser’s performance (including tracking error) in implementing the strategies. The Board determined that the Adviser possessed adequate capabilities and experience for the management of each Fund.

The costs of the services provided and profits to be realized by the Adviser from its relationship with the Funds. The Board examined and evaluated the arrangements between the Adviser and the Funds under the Advisory Agreements. The Board considered the fact that AMZA, PFFR, BBC, BBP, PFFA, and VGFO utilize a “unified fee” structure in which a Fund’s ordinary operating expenses (subject to customary exclusions) are paid from the Adviser’s and/or Sub-Adviser’s management fee. The Board also considered that NFLT is subject to an expense limitation agreement (subject to customary exclusions) to cap the Fund’s total expenses. The Board noted that, under either arrangement, the Adviser or Sub-Adviser would likely supplement a portion of the cost of operating each Fund for some period of time and considered the benefits that would accrue to those Funds. The Board also considered potential benefits for the

(1)The Sub-Advisers include Infrastructure Capital Advisors, LLC; Newfleet Asset Management, LLC; and Wellington Management Company LLP.

Approval of Advisory Agreements & Board Considerations (unaudited) (continued)

Adviser in managing the Funds, including promotion of the Adviser’s name and the interests of the Adviser in providing management and oversight services to the Funds. In addition, at the Meeting, the Board compared the management fee and total expense ratio of the Funds to the expense ratios of other funds considered by the Adviser to have similar investment objectives and strategies to the Funds and comparable assets under management (“AUM”). Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Adviser by the Funds (including, where applicable, pursuant to the Sub-Advisory Agreements) are appropriate and representative of arm’s-length negotiations.

The extent to which economies of scale would be realized as the Funds grow and whether management fee levels reflect these economies of scale for the benefit of the Funds’ investors. The Board considered the AUM and operational history of each of the Funds, together with the fees paid to the Adviser (including, where applicable, any capped fees). The Board considered that AMZA, PFFR, BBC, BBP, PFFA, and VGFO are subject to a unified fee. The Board considered that the Funds have experienced benefits from the unified fee arrangement, and would continue to do so even after each Fund’s assets grow to a level where the Adviser and/or Sub-Adviser is no longer required to reimburse the Fund’s ordinary operating expenses in excess of the amount received by the Adviser and/or Sub-Adviser under the unified fee. Accordingly, the Board concluded that each Fund’s fee arrangement with the Adviser and Sub-Adviser would provide benefits through the unified fee structure, and that, at each Fund’s current and projected asset levels, each Fund’s arrangement with the Adviser would be appropriate.

The Board considered that NFLT currently experiences benefits from the capped fees pursuant to the expense limitation agreement. Accordingly, the Board concluded that, in light of the current AUM for each of the Funds, it was not necessary to consider economies of scale at this time.

Other benefits derived by the Adviser from its relationship with the Funds. The Board considered material “fall-out” or ancillary benefits that accrue to the Adviser as a result of its relationship with each Fund (other than the advisory fee). The Board noted that affiliates of the Adviser serve as principal underwriter and operational administrator for the Funds, and that the association could result in non-quantifiable reputational benefits for those entities. Based on the foregoing information, the Board concluded that such potential benefits are immaterial to its consideration and approval of the continuance of the Advisory Agreements.

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with counsel to the Independent Trustees the legal standards applicable to its consideration of the Advisory Agreements. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the Advisory Agreements were fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the continuance of the Advisory Agreements on behalf of the Funds.

Sub-Advisory Agreements

In deciding on whether to approve the continuance of the Sub-Advisory Agreements with each Sub-Adviser on behalf of the respective Funds, the Board considered numerous factors, including:

The nature, extent, and quality of the services provided by the Sub-Advisers. The Board considered the responsibilities the Sub-Advisers have under the Sub-Advisory Agreements and the services provided by the Sub-Advisers including, without limitation, the investment advisory services and each Sub-Adviser’s compliance procedures and practices. After reviewing the foregoing information and further information in the materials, including each Sub-Adviser Memorandum (which included descriptions of each Sub-Adviser’s business and each Sub-Adviser’s Form ADV), the Board concluded that the quality, extent, and nature of the services provided by the Sub-Advisers are satisfactory and adequate for the Funds.

The investment management capabilities and experience of the Sub-Advisers. The Board evaluated the investment management experience of the Sub-Advisers and experience of the Sub-Advisers in carrying out the day-to-day management of the respective Fund’s portfolio. In particular, the Board received information from each Sub-Adviser regarding the performance of its portfolio managers in implementing the investment strategies for the respective Fund. The Board discussed the investment objective and strategies for each Fund and each Sub-Adviser’s performance (including tracking error, if applicable) in implementing the strategies. The Board noted the above average distribution rate and use of leverage by AMZA. After consideration of these factors, the Board determined that each Sub-Adviser continued to be an appropriate sub-adviser to the respective Fund.

Approval of Advisory Agreements & Board Considerations (unaudited) (continued)

The costs of the services provided and profits to be realized by the Sub-Advisers from their relationship with the respective Funds. The Board examined and evaluated the arrangements between the respective Sub-Adviser and the Adviser under the Sub-Advisory Agreements. The Board considered the fact that AMZA, PFFR, PFFA, and VGFO utilize a “unified fee” structure in which a Fund’s ordinary operating expenses (subject to customary exclusions) are paid from the Adviser’s and/or Sub-Adviser’s management fee. The Board also considered that NFLT is subject to an expense limitation agreement (subject to customary exclusions) to cap the Fund’s total expenses. The Board considered the extent to which each Sub-Adviser bears a portion of Fund expenses. The Board noted that, under either arrangement, the Sub-Advisers would likely supplement a portion of the cost of operating the Funds for some period of time and considered the benefits that would accrue to those Funds.

The Board considered the Sub-Advisers’ staffing, personnel, and methods of operating; the Sub-Advisers’ compliance policies and procedures; the financial condition of the Sub-Advisers and the level of commitment to the Funds by the Sub-Advisers; the current and projected asset levels of the Funds; the Sub-Advisers’ payment of startup costs for the Funds; and the overall projected expenses of the Funds. The Board also considered potential benefits to the Sub-Advisers in sub-advising the respective Funds, including promotion of the Sub-Advisers’ names.

The Board compared the fees and expenses of the Funds (including the sub-advisory fee) to other funds considered by the Adviser to have investment objectives and strategies similar to the Funds and comparable AUM. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Sub-Advisers (including, where applicable, pursuant to the Advisory Agreements) are appropriate and representative of arm’s-length negotiations.

The extent to which economies of scale would be realized as the Funds grow and whether sub-advisory fee levels reflect these economies of scale for the benefit of the Funds’ investors. The Board considered the AUM and operational history of each of the Funds, together with the fees paid to the respective Sub-Advisers (including, where applicable, any capped fees). The Board considered that AMZA, PFFR, PFFA, and VGFO are subject to a unified fee. The Board considered that the Funds have experienced benefits from the unified fee arrangement, and that NFLT benefits from any additional capped fees, particularly where Sub-Advisers are paying Fund expenses in excess of their sub-advisory fee. The Board considered that the applicable Funds would continue to experience such benefits even after each Fund’s assets grow to a level where the Sub-Adviser is no longer required to waive its sub-advisory fee or reimburse the Fund’s expenses in excess of the amount received by the Sub-Adviser under its Sub-Advisory Agreement. Accordingly, the Board concluded that, in light of the current AUM for each of the Funds, it was not necessary to consider economies of scale at this time.

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with counsel to the Independent Trustees the legal standards applicable to its consideration of each Sub-Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the sub-advisory arrangements, as outlined in each Sub-Adviser’s Sub-Advisory Agreement, were fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred, and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the continuance of each of the Sub-Advisory Agreements with the respective Sub-Adviser on behalf of each Fund.

Supplemental Information (unaudited)

INFORMATION ABOUT PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-PORT. The Funds’ Form N-PORT are available without charge, upon request, by calling toll-free at (888) 383-0553. Furthermore, you may obtain the Form N-PORT on the SEC’s website at www.sec.gov. The Funds’ portfolio holdings are posted daily on the Funds’ website at www.virtusetfs.com.

The Funds’ premium/discount information for the most recently completed calendar year, and the most recently completed calendar quarters since that year is available by visiting www.virtusetfs.com or by calling (888) 383-4184.

INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (888) 383- 0553, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.virtusetfs.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30th is available by calling toll-free at (888) 383-0553 or by accessing the SEC’s website at www.sec.gov.

c/o VP Distributors, LLC

One Financial Plaza

Hartford, Connecticut 06103

8572(06/20)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)

Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETFis Series Trust I

By (Signature and Title)*	/s/ William J. Smalley
William J. Smalley, President and Principal Executive Officer
(Principal Executive Officer)

Date	July 9, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William J. Smalley
William J. Smalley, President and Principal Executive Officer
(Principal Executive Officer)

Date	July 9, 2020

By (Signature and Title)*	/s/ Brinton W. Frith
Brinton W. Frith, Treasurer and Principal Financial Officer
(Principal Financial Officer)

Date	July 9, 2020

* Print the name and title of each signing officer under his or her signature.